Bond Funds

          PROSPECTUS

          November 1, 2002 as amended April 2, 2003

          Class A Shares

          Class B Shares

          Class C Shares

                                           [LOGO OF ONE GROUP Mutual Funds]


          One Group(R) Ultra Short-Term Bond Fund

          One Group(R) Short-Term Bond Fund

          OneGroup(R) Intermediate Bond Fund

          One Group(R) Bond Fund

          One Group(R) Income Bond Fund

          One Group(R) Mortgage-Backed Securities Fund

          One Group(R) Government Bond Fund

          One Group(R) Treasury & Agency Fund

          One Group(R) High Yield Bond Fund


          The Securities and Exchange Commission has not approved or disapproved the shares of any of the Funds as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF
   CONTENTS

FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
           One Group Ultra Short-Term Bond Fund    1
                                                -----
                 One Group Short-Term Bond Fund    5
                                                -----
               One Group Intermediate Bond Fund    9
                                                -----
                            One Group Bond Fund    14
                                                -----
                     One Group Income Bond Fund    19
                                                -----
      One Group Mortgage-Backed Securities Fund    24
                                                -----
                 One Group Government Bond Fund    29
                                                -----
               One Group Treasury & Agency Fund    33
                                                -----
                 One Group High Yield Bond Fund    37
                                                -----


           MORE ABOUT THE FUNDS
Principal Investment Strategies    42
                                -----
               Investment Risks    46
                                -----
              Portfolio Quality    49
                                -----
  Temporary Defensive Positions    51
                                -----
             Portfolio Turnover    51
                                -----


HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares    52
                                               -----
                                 Sales Charges    56
                                               -----
            Sale Charge Reductions and Waivers    59
                                               -----
                        Exchanging Fund Shares    62
                                               -----
                         Redeeming Fund Shares    63
                                               -----


PRIVACY POLICY    67
               -----


           SHAREHOLDER INFORMATION
                     Voting Rights    69
                                   -----
                 Dividend Policies    69
                                   -----
     Tax Treatment of Shareholders    70
                                   -----
Shareholder Statements and Reports    71
                                   -----


MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                         The Advisor    72
                                     -----
                     The Sub-Advisor    72
                                     -----
                       Advisory Fees    72
                                     -----
                   The Fund Managers    73
                                     -----


            FINANCIAL HIGHLIGHTS       74
                                 --------
APPENDIX A: INVESTMENT PRACTICES       86
                                 --------


                                    [GRAPHIC]




      ONE GROUP(R)

      ---------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ultra Short-Term Bond Fund

What is the goal of the Fund?

The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

What are the Fund's main investment strategies?

The Fund mainly invests in all types of investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including mortgage-backed securities, asset-backed securities and money market instruments. As part of its main investment strategy, the Fund invests in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical nature of the transaction. For more information about the Ultra Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

--------------------------------------------------------------------------------
                                        1

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Ultra Short-Term Bond Fund


Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.
BAR CHART (per calendar year)/1 /-- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

 1994   1995   1996   1997   1998   1999   2000   2001
------ ------ ------ ------ ------ ------ ------ ------
1.66%  6.66%  5.93%  6.50%  5.05%  4.28%  7.33%  5.84%
/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 3.69%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  2.13%  1Q1995      Worst Quarter:  0.07%  2Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      2

         ------------------



Ultra Short-Term Bond Fund


The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                  INCEPTION     1 YEAR  5 YEARS 10 YEARS PERFORMANCE
                                DATE OF CLASS                            SINCE 2/2/93
Class A                            3/10/93
  Return Before Taxes                            2.70%   5.16%     NA        4.87%
  Return After Taxes on Distributions            0.69%   2.88%     NA        2.72%
  Return After Taxes on Distributions
   and Sale of Fund Shares                       1.61%   2.97%     NA        2.79%
-------------------------------------------------------------------------------------
Class B - Return Before Taxes      1/14/94       2.26%   5.28%     NA        4.76%/4/
-------------------------------------------------------------------------------------
Class C - Return Before Taxes      11/1/01       5.06%   4.99%     NA        4.44%
-------------------------------------------------------------------------------------
Lehman Brothers Short 9-12 Month U.S. Treasury Index/2/
(no deduction for fees, expenses or taxes)       6.56%   5.97%     NA        5.57%
-------------------------------------------------------------------------------------
Lipper Ultra Short Fund Index/3/
(no deduction for sales charges or taxes)        5.42%   5.64%     NA           *
-------------------------------------------------------------------------------------

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
/2/ The Lehman Brothers Short 9-12 Month U.S. Treasury Index is an unmanaged index which includes aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. It excludes zero coupon strips. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.
/3/ The Lipper Ultra Short Fund Index is typically comprised of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.
/4/ Class B shares automatically convert to Class A shares after six years.
    Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.
*Index did not exist

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.


--------------------------------------------------------------------------------
                                        3

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Ultra Short-Term Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases             3.00%      NONE    NONE
-------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          NONE/2/  3.00%    NONE
-------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)

Redemption Fee                                                NONE      NONE    NONE
-------------------------------------------------------------------------------------
Exchange Fee                                                  NONE      NONE    NONE
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)               CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Investment Advisory Fees                                      .55%      .55%    .55%
-------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .35%     1.00%   1.00%
-------------------------------------------------------------------------------------
Other Expenses                                                .22%      .22%    .22%
-------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.12%     1.77%   1.77%
-------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                   (.42%)    (.57%)  (.57%)
-------------------------------------------------------------------------------------
Net Expenses                                                  .70%     1.20%   1.20%
-------------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/ Except for purchases of $1 million or more. Please see "Sales Charges."
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, to 1.20% for Class B shares and to 1.20% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                        CLASS A  CLASS B/2/   CLASS B/2/  CLASS C

                                  ASSUMING    ASSUMING NO
                                REDEMPTION AT REDEMPTION
                                 THE END OF
                                 EACH PERIOD
               --------------------------------------------------
               1 Year1  $  369     $  422       $  122    $  122
               --------------------------------------------------
               3 Years     605        702          502       502
               --------------------------------------------------
               5 Years     859        906          906       906
               --------------------------------------------------
               10 Years  1,586      1,707        1,707     2,037
               --------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

                                   Class A                   $411
                                   Class B (with redemption) $480
                                   Class B (no redemption)   $180
                                   Class C                   $180

/2/ Class B shares automatically convert to Class A shares after six (6) years.
    Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                      4

                                    [GRAPHIC]




      ONE GROUP(R)

      --------------------------------------------------------------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Short-Term Bond Fund

What is the goal of the Fund?

The Fund seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality) with short to intermediate remaining maturities. These include U.S. government obligations, and mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Short-Term Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

--------------------------------------------------------------------------------
                                        5

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Short-Term Bond Fund

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
5.80%   6.60%  -0.66%  11.57%   4.13%   5.91%   6.53%   2.79%   7.39%   7.80%

/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 4.95%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  3.61%  3Q1992      Worst Quarter:  -0.99%  1Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      6

         ------------------




Short-Term Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS   PERFORMANCE
                                       DATE OF CLASS                           SINCE 9/4/90
Class A                                   2/18/92
  Return Before Taxes                                 4.59%  5.43%    5.42%        6.23%
  Return After Taxes on Distributions                 2.51%  3.17%    3.16%        3.98%
  Return After Taxes on Distributions                                              3.93%
   and Sale of Fund Shares                            2.76%  3.20%    3.21%
-------------------------------------------------------------------------------------------
Class B - Return Before Taxes             1/14/94     4.34%  5.61%    5.26%/4/     6.09%/4/
-------------------------------------------------------------------------------------------
Class C - Return Before Taxes            11/01/01     6.97%  5.29%    4.94%        5.75%
-------------------------------------------------------------------------------------------
Lehman Brothers 1-3 Year Government/Credit Index/2/
(no deduction for fees, expenses or taxes)            8.78%  6.71%    6.18%        6.85%
-------------------------------------------------------------------------------------------
Lipper Short U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)             7.11%  6.07%    5.68%        6.29%
-------------------------------------------------------------------------------------------

/1/Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
/2/The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index with a broad measure of the performance of short-term government and corporate fixed-rate debt issues. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.
/3/The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/Class B shares automatically convert to Class A shares after six years.
   Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                        7

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Short-Term Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases             3.00%      NONE    NONE
-------------------------------------------------------------------------------------
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)                          NONE/2/  3.00%    NONE
-------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)

Redemption Fee                                                NONE      NONE    NONE
-------------------------------------------------------------------------------------
Exchange Fee                                                  NONE      NONE    NONE
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)               CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Investment Advisory Fees                                      .60%      .60%    .60%
-------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .35%     1.00%   1.00%
-------------------------------------------------------------------------------------
Other Expenses                                                .21%      .21%    .21%
-------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.16%     1.81%   1.81%
-------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                   (.36%)    (.51%)  (.51%)
-------------------------------------------------------------------------------------
Net Expenses                                                  .80%     1.30%   1.30%
-------------------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges."
/3 /The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .80% for Class A shares, to 1.30% for Class B shares and to 1.30% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                        CLASS A  CLASS B/2/   CLASS B/2/  CLASS C

                                  ASSUMING    ASSUMING NO
                                REDEMPTION AT REDEMPTION
                                 THE END OF
                                 EACH PERIOD
              ---------------------------------------------------
              1 Year/1/ $  379     $  432       $  132    $  132
              ---------------------------------------------------
              3 Years      623        720          520       520
              ---------------------------------------------------
              5 Years      885        932          932       932
              ---------------------------------------------------
              10 Years   1,636      1,756        1,756     2,085
              ---------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $415
                         Class B (with redemption) $484
                         Class B (no redemption)   $184
                         Class C                   $184

/2/ Class B shares automatically convert to Class A shares after six (6) years.
    Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                      8

                                    [GRAPHIC]




      ONE GROUP(R)

      ---------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Intermediate Bond Fund

What is the goal of the Fund?


The Fund seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities of all types (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), including bonds, notes, and U.S. government obligations with intermediate maturities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Intermediate Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

--------------------------------------------------------------------------------
                                        9

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Intermediate Bond Fund

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                      10

         ------------------



Intermediate Bond Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

 1992  1993   1994   1995   1996   1997   1998   1999   2000    2001
-----  -----  -----  -----  -----  -----  -----  -----  ------  ------
5.92%  8.40% -6.30% 19.47%  5.61%  8.01%  7.40%  0.38%  9.85%   8.40%

/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 7.29%. The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  6.10%  2Q1995      Worst Quarter:  -2.32%  1Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        11

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Intermediate Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS    PERFORMANCE
                                       DATE OF CLASS                           SINCE 12/31/83
Class A                                    5/1/92
  Return Before Taxes                                 3.53%  5.79%    6.04%         7.88%
  Return After Taxes on Distributions                 1.18%  3.36%    3.54%         6.42%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            2.11%  3.39%    3.57%         6.00%
---------------------------------------------------------------------------------------------
Class B - Return Before Taxes             9/23/96     2.71%  5.73%    5.65%/4/      7.35%/4/
---------------------------------------------------------------------------------------------
Class C - Return Before Taxes             3/22/99     6.72%  5.99%    5.64%         7.35%
---------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit
 Index/2/
(no deduction for fees, expenses or taxes)            8.96%  7.10%    6.81%         8.86%
---------------------------------------------------------------------------------------------
Lipper Short Intermediate U.S. Government Fund
 Index/3/
(no deduction for sales charges or taxes)             7.59%  6.19%    5.75%            *
---------------------------------------------------------------------------------------------

/1/ The performance information for One Group Intermediate Bond Fund for periods prior to March 22, 1999, reflects the performance of a common trust fund, the predecessor to the Pegasus Intermediate Bond Fund, and the Pegasus Intermediate Bond Fund. The predecessor to the Pegasus Intermediate Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Intermediate Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations, and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. One Group Intermediate Bond Fund consolidated with the Pegasus Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Intermediate Bond Fund was considered the accounting survivor. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
/2/ The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. government agency and Treasury securities and investment grade corporate bonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales fees on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Short Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/ Class B shares automatically convert to Class A shares after eight years.
    Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
*   Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                      12

         ------------------



Intermediate Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases             4.50%      NONE    NONE
-------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          NONE/2/  5.00%   1.00%
-------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)

Redemption Fee                                                NONE      NONE    NONE
-------------------------------------------------------------------------------------
Exchange Fee                                                  NONE      NONE    NONE
-------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)               CLASS A   CLASS B CLASS C
-------------------------------------------------------------------------------------
Investment Advisory Fees                                      .60%      .60%    .60%
-------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .35%     1.00%   1.00%
-------------------------------------------------------------------------------------
Other Expenses                                                .22%      .22%    .22%
-------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.17%     1.82%   1.82%
-------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                   (.34%)    (.34%)  (.34%)
-------------------------------------------------------------------------------------
Net Expenses                                                  .83%     1.48%   1.48%
-------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .83% for Class A shares, to 1.48% for Class B shares and to 1.48% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
     ---------------------------------------------------------------------
     1 Year/1/ $  531     $  651       $  151       $  251       $  151
     ---------------------------------------------------------------------
     3 Years      773        839          539          539          539
     ---------------------------------------------------------------------
     5 Years    1,033      1,154          954          954          954
     ---------------------------------------------------------------------
     10 Years   1,778      1,938        1,938        2,109        2,109
     ---------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $564
                         Class B (with redemption) $685
                         Class B (no redemption)   $185
                         Class C (with redemption) $285
                         Class C (no redemption)   $185

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                        13

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Bond Fund

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

What are the Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

--------------------------------------------------------------------------------
                                      14

         ------------------



Bond Fund

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                        15

         ONE GROUP(R)

         -----------------------------------------------------------------------




FUND SUMMARY

Bond Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1992     1993    1994    1995   1996    1997  1998    1999    2000    2001
----     ----    ----    ----   ----    ----  ----    ----    ----    ----
6.48%   11.33%  -6.91%  23.68%  4.98%  9.63%  7.94%  -1.11%  11.83%   8.78%

/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 8.30%. The above quoted performance data includes the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund prior to the consolidation with One Group Bond Fund on March 22, 1999. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  7.61%  2Q1995      Worst Quarter:  -2.66%  2Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      16

         ------------------



Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                   INCEPTION      1 YEAR 5 YEARS 10 YEARS    PERFORMANCE
                                 DATE OF CLASS                              SINCE 12/31/83
Class A                              5/1/92
  Return Before Taxes                              3.86%  6.34%    6.90%         8.87%
  Return After Taxes on Distributions              1.29%  3.80%    4.07%         7.28%
  Return After Taxes on Distributions
   and Sale of Fund Shares                         2.36%  3.78%    4.08%         6.82%
------------------------------------------------------------------------------------------
Class B - Return Before Taxes       8/26/96        3.16%  6.29%    6.54%/4/      8.40%/4/
------------------------------------------------------------------------------------------
Class C - Return Before Taxes       3/22/99        7.05%  6.68%    6.50%         8.39%
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2/
(no deduction for fees, expenses or taxes)         8.44%  7.43%    7.23%         9.62%
------------------------------------------------------------------------------------------
Lipper Intermediate U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)          7.57%  6.72%    6.21%            *
------------------------------------------------------------------------------------------

/1/ The above quoted performance data includes the performance of a common trust fund, the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund for the period prior to the consolidation with the One Group Bond Fund on March 22, 1999. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the predecessor to the Pegasus Bond Fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitation and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns would have been lower. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the difference in expenses and sales charges between classes.
/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/ Class B shares automatically convert to Class A shares after eight years.
    Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
*   Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                        17

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and Expenses

   SHAREHOLDER FEES
   --------------------------------------------------------------------------
   (fees paid directly from your investment)/1/     CLASS A   CLASS B CLASS C
   --------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases  4.50%      NONE    NONE
   --------------------------------------------------------------------------
    (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load)               NONE/2/  5.00%   1.00%
   --------------------------------------------------------------------------
    (as a percentage of original purchase price of redemption
    proceeds, as applicable)

   Redemption Fee                                     NONE      NONE    NONE
   --------------------------------------------------------------------------
   Exchange Fee                                       NONE      NONE    NONE
   --------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   --------------------------------------------------------------------------
   (expenses that are deducted from Fund assets)    CLASS A   CLASS B CLASS C
   --------------------------------------------------------------------------
   Investment Advisory Fees                           .60%      .60%    .60%
   --------------------------------------------------------------------------
   Distribution [and/or Service] (12b-1) Fees         .35%     1.00%   1.00%
   --------------------------------------------------------------------------
   Other Expenses                                     .23%      .23%    .23%
   --------------------------------------------------------------------------
   Total Annual Fund Operating Expenses              1.18%     1.83%   1.83%
   --------------------------------------------------------------------------
   Fee Waiver and/or Expense Reimbursement/3/        (.33%)    (.33%)  (.33%)
   --------------------------------------------------------------------------
   Net Expenses                                       .85%     1.50%   1.50%
   --------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .85% for Class A shares, to 1.50% for Class B shares and to 1.50% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
     ---------------------------------------------------------------------
     1 Year/1/ $  533     $  653       $  153       $  253       $  153
     ---------------------------------------------------------------------
     3 Years      777        844          544          544          544
     ---------------------------------------------------------------------
     5 Years    1,039      1,160          960          960          960
     ---------------------------------------------------------------------
     10 Years   1,789      1,950        1,950        2,121        2,121
     ---------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $565
                         Class B (with redemption) $686
                         Class B (no redemption)   $186
                         Class C (with redemption) $286
                         Class C (no redemption)   $186

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                      18

                                    [GRAPHIC]




      ONE GROUP(R)

      ---------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Income Bond Fund

What is the goal of the Fund?


The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

What are the Fund's main investment strategies?

The Fund mainly invests in investment grade debt securities (or unrated debt securities that are determined to be of comparable quality by Banc One Investment Advisors). In addition, the Fund also may invest in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade (i.e., junk bonds.) The Fund may not invest more than 30% of its total assets in these securities. The Fund also invests in mortgage-backed and asset-backed securities. The Fund invests in securities with short to long maturities. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Income Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations. A "junk bond" is a debt security that is rated below investment grade. Junk bonds also include unrated securities that Banc One Investment Advisors believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

--------------------------------------------------------------------------------
                                        19

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Income Bond Fund

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Portfolio Quality. The Fund may invest in securities that are rated in the lowest investment grade. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Fund also may invest in securities that are rated below investment grade. These securities are considered to be speculative and may be issued by companies which are highly leveraged, less creditworthy or financially distressed.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                      20

         ------------------



Income Bond Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.
The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]



   1994    1995    1996    1997    1998     1999   2000    2001
   ----    ----    ----    ----    ----     ----   ----    ----
  -0.95%  17.20%   2.72%   8.63%   7.40%   -1.28%  9.96%   7.13%
/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 6.90%. One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. Therefore, all performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund.

--------------------------------------------------------------------------------
Best Quarter:  5.55%  2Q1995      Worst Quarter:  -1.98%  1Q1996
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        21

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Income Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                                       DATE OF CLASS                         SINCE 3/5/93
Class A                                    3/5/93
  Return Before Taxes                                 2.36%  5.32%     NA        5.50%
  Return After Taxes on Distributions                -0.05%  2.81%     NA        2.79%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            1.41%  3.00%     NA        3.00%
-----------------------------------------------------------------------------------------
Class B - Return Before Taxes             5/31/95     1.41%  5.21%     NA        5.49%/4/
-----------------------------------------------------------------------------------------
Class C - Return Before Taxes             5/30/00     5.48%  5.47%     NA        5.42%
-----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/2
/(no deduction for fees, expenses or taxes)           8.44%  7.43%     NA        6.91%
-----------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Fund Index/3/
(no deduction for sales charges or taxes)             8.22%  6.82%     NA        6.37%
-----------------------------------------------------------------------------------------

/1/ One Group Income Bond Fund consolidated with the Pegasus Multi-Sector Bond
    Fund on March 22, 1999. For financial reporting purposes, the Pegasus Multi-Sector Bond Fund was the accounting survivor. The performance information for One Group Income Bond Fund for periods prior to March 22, 1999, reflects the performance of the Pegasus Multi-Sector Bond Fund. On December 2, 1994, the Fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1995. For periods prior to the re-offering of Class B shares on May 31, 1995, Class B performance is based on the performance of Class I, the original class offered. Historical performance shown for Class C prior to its inception is also based on the performance of Class I. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.
/2/ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper Intermediate Investment Grade Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/ Class B shares automatically convert to Class A shares after eight years.
    Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.
* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                      22

         ------------------



Income Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   SHAREHOLDER FEES
   --------------------------------------------------------------------------
   (fees paid directly from your investment)/1/     CLASS A   CLASS B CLASS C
   --------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases  4.50%      NONE    NONE
   --------------------------------------------------------------------------
    (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load)               NONE/2/  5.00%   1.00%
   --------------------------------------------------------------------------
    (as a percentage of original purchase price of redemption
    proceeds, as applicable)

   Redemption Fee                                     NONE      NONE    NONE
   --------------------------------------------------------------------------
   Exchange Fee                                       NONE      NONE    NONE
   --------------------------------------------------------------------------

   ANNUAL FUND OPERATING EXPENSES
   --------------------------------------------------------------------------
   (expenses that are deducted from Fund assets)    CLASS A   CLASS B CLASS C
   --------------------------------------------------------------------------
   Investment Advisory Fees                           .60%      .60%    .60%
   --------------------------------------------------------------------------
   Distribution [and/or Service] (12b-1) Fees         .35%     1.00%   1.00%
   --------------------------------------------------------------------------
   Other Expenses                                     .21%      .21%    .21%
   --------------------------------------------------------------------------
   Total Annual Fund Operating Expenses              1.16%     1.81%   1.81%
   --------------------------------------------------------------------------
   Fee Waiver and/or Expense Reimbursement/3/        (.24%)    (.24%)  (.24%)
   --------------------------------------------------------------------------
   Net Expenses                                       .92%     1.57%   1.57%
   --------------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/ Except for purchases of $1 million or more. Please see "Sales Charges."
/3/ The Distributor has contractually agreed to limit its distribution fees to .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/ or reimburse expenses to limit total annual fund operating expenses to .92% for Class A shares, to 1.57% for Class B shares and to 1.57% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
     ---------------------------------------------------------------------
     1 Year/1/ $  540     $  660       $  160       $  260       $  160
     ---------------------------------------------------------------------
     3 Years      779        846          546          546          546
     ---------------------------------------------------------------------
     5 Years    1,037      1,158          958          958          958
     ---------------------------------------------------------------------
     10 Years   1,775      1,936        1,936        2,107        2,107
     ---------------------------------------------------------------------

/1/ Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $563
                         Class B (with redemption) $684
                         Class B (no redemption)   $184
                         Class C (with redemption) $284
                         Class C (no redemption)   $184

/2/ Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                        23

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mortgage-Backed Securities Fund

What is the goal of the Fund?

The Fund seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

What are the Fund's main investment strategies?

The Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), commercial mortgage securities and collateralized mortgage obligations. The Fund also may invest in other types of non-mortgage related debt securities, including U.S. government securities, asset-backed securities, municipal securities and corporate debt securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. For more information about the Mortgage-Backed Securities Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields,

--------------------------------------------------------------------------------
                                      24

         ------------------



Mortgage-Backed Securities Fund

but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                        25

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Mortgage-Backed Securities Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1992     1993    1994     1995     1996     1997    1998    1999    2000    2001
----     ----    ----     ----     ----     ----    ----    ----    ----    ----
6.50%   11.16%  -8.40%   28.50%    8.52%   11.76%   5.63%   1.82%   10.72%  10.47%

/1 /For the period January 1, 2002, through September 30, 2002, the Fund's total return was 8.54%. The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for the periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------
Best Quarter:   8.95%  2Q1995      Worst Quarter:  -2.90%  4Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      26

         ------------------



Mortgage-Backed Securities Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                                       DATE OF CLASS                            SINCE
                                                                              12/31/83
Class A                                   8/18/00
  Return Before Taxes                                5.47%   7.01%   7.81%      9.92%
  Return After Taxes on Distributions                2.94%   6.30%   7.45%      9.72%
  Return After Taxes on Distributions
   and Sale of Fund Shares                           3.29%   5.37%   6.41%      8.71%
----------------------------------------------------------------------------------------
Lehman Brothers Mortgage-Backed Securities Index/2/
(no deduction for fees, expenses or taxes)           8.22%   7.49%   7.10%      9.94%
----------------------------------------------------------------------------------------
Lipper U.S. Mortgage Fund Index/3/
(no deduction for sales charges or taxes)            7.37%   6.57%   6.04%        *
----------------------------------------------------------------------------------------

/1/The Fund commenced operations on August 18, 2000, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the contractual expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its returns may have been lower.
/2/The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged market value weighted index of 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and balloon mortgages with fixed rate coupons. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.
/3/The Lipper U.S. Mortgage Fund Index is an equally weighted index of the 30 largest mutual funds that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.
*Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                        27

         ONE GROUP(R)

         -----------------------------------------------------------------------




FUND SUMMARY

Mortgage-Backed Securities Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                                         CLASS A
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                       4.50%
--------------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)/2/                                                NONE
--------------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                                         NONE
--------------------------------------------------------------------------------------------
Exchange Fee                                                                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                        CLASS A
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                               .35%
--------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                             .35%
--------------------------------------------------------------------------------------------
Other Expenses                                                                         .22%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                   .92%
--------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                                            (.27%)
--------------------------------------------------------------------------------------------
Net Expenses                                                                           .65%
--------------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .65% for Class A shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if either you redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                                              CLASS A
           ----------------------------------------------------------
           1 Year/1/                                          $  513
           ----------------------------------------------------------
           3 Years                                               704
           ----------------------------------------------------------
           5 Years                                               911
           ----------------------------------------------------------
           10 Years                                            1,507
           ----------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be $540.

--------------------------------------------------------------------------------
                                      28

                                    [GRAPHIC]




      ONE GROUP(R)

      ---------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Government Bond Fund

What is the goal of the Fund?
The Fund seeks a high level of current income with liquidity and safety of principal.

What are the Fund's main investment strategies?
The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. The Government Bond Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction. For more information about the Government Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a government bond?
A "government bond" is a debt instrument with a maturity of 90 days or more at the time of its issuance and with principal and interest guaranteed by the U.S. government and its agencies and instrumentalities, as well as stripped government securities and mortgage-related and mortgage-backed securities.

What are the main risks of investing in the Fund?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS
Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategies, the Fund invests in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes

--------------------------------------------------------------------------------
                                        29

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Government Bond Fund

in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives. The Fund may invest in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund may decline. Generally, derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?

By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1 /-- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

 1994     1995    1996   1997   1998   1999   2000    2001
------   ------  -----  -----  -----  ------  -----   -----
-3.26%   17.87%  2.24%  9.49%  7.96%  -2.00%  11.76%  6.93%
/1/For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 10.21%. Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect differences in expenses.

--------------------------------------------------------------------------------
Best Quarter:  5.65%  2Q1995      Worst Quarter:  -2.34%  1Q1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      30

         ------------------



Government Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                 INCEPTION   1 YEAR 5 YEARS 10 YEARS PERFORMANCE
                               DATE OF CLASS                         SINCE 2/8/93
Class A                            3/5/93
  Return Before Taxes                         2.12%  5.74%     NA        5.51%
  Return After Taxes on Distributions        -0.13%  3.35%     NA        3.11%
  Return After Taxes on Distributions
   and Sale of Fund Shares                    1.26%  3.37%     NA        3.17%
---------------------------------------------------------------------------------
Class B - Return Before Taxes     1/14/94     1.28%  5.73%     NA        5.35%/4/
---------------------------------------------------------------------------------
Class C - Return Before Taxes     3/22/99     5.20%  5.99%     NA        5.29%
---------------------------------------------------------------------------------
Lehman Brothers Government Bond Index/2/
(no deduction for fees, expenses or taxes)    7.23%  7.40%     NA        6.95%
---------------------------------------------------------------------------------
Lipper General U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)     6.67%  6.45%     NA        5.71%
---------------------------------------------------------------------------------

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.
/2/ The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/3/ The Lipper General U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/ Class B shares automatically convert to Class A shares after eight years.
    Therefore, the performance in the "performance since" column represents a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                        31

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Government Bond Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                          CLASS A   CLASS B CLASS C
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                       4.50%      NONE    NONE
-----------------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                    NONE/2/  5.00%   1.00%
-----------------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                          NONE      NONE    NONE
-----------------------------------------------------------------------------------------------
Exchange Fee                                                            NONE      NONE    NONE
-----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                         CLASS A   CLASS B CLASS C
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                                                .45%      .45%    .45%
-----------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                              .35%     1.00%   1.00%
-----------------------------------------------------------------------------------------------
Other Expenses                                                          .23%      .23%    .23%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.03%     1.68%   1.68%
-----------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                             (.13%)    (.13%)  (.13%)
-----------------------------------------------------------------------------------------------
Net Expenses                                                            .90%     1.55%   1.55%
-----------------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
  .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .90% for Class A shares, to 1.55% for Class B shares and to 1.55% for Class C shares for the same time period.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
     ---------------------------------------------------------------------
     1 Year/1/ $  538     $  658       $  158       $  258       $  158
     ---------------------------------------------------------------------
     3 Years      751        817          517          517          517
     ---------------------------------------------------------------------
     5 Years      981      1,100          900          900          900
     ---------------------------------------------------------------------
     10 Years   1,642      1,803        1,803        1,976        1,976
     ---------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $550
                         Class B (with redemption) $671
                         Class B (no redemption)   $171
                         Class C (with redemption) $271
                         Class C (no redemption)   $171

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                      32

                                    [GRAPHIC]




      ONE GROUP(R)

      ---------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Treasury & Agency Fund

What is the goal of the Fund?

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

What are the Fund's main investment strategies?

The Fund invests exclusively in U.S. Treasury and other U.S. agency obligations including fixed income and mortgage-related securities and repurchase agreements. Mortgage-related securities include government mortgage-backed securities and adjustable rate mortgage loans known as ARMs. Banc One Investment Advisors selects securities for the Fund by analyzing both individual securities and different market sectors. Banc One Investment Advisors looks for individual securities that it believes will perform well over time. The Treasury and Agency Fund spreads its holdings across various security types and concentrates on issues with short or intermediate remaining maturities. Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction. For more information about the Treasury & Agency Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

--------------------------------------------------------------------------------
                                        33

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Treasury & Agency Fund

Prepayment and Call Risk. As part of its main investment strategy, the Fund invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1992    1993    1994     1995   1996    1997    1998    1999    2000     2001
----    ----    ----     ----   ----    ----    ----    ----    ----     ----
5.69%   4.88%   0.84%   15.03%  2.98%   7.48%   8.01%  -0.33%   10.05%   7.29%
/1/ For the period from January 1, 2002, through September 30, 2002, the Fund's total return was 8.17%. The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

--------------------------------------------------------------------------------
Best Quarter:  5.10%  2Q1995      Worst Quarter:  -1.34%  1Q1996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      34

         ------------------



Treasury & Agency Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.
AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                                       DATE OF CLASS                         SINCE 4/30/88
Class A                                   1/20/97
  Return Before Taxes                                4.06%   5.79%     5.79%      6.66%
  Return After Taxes on Distributions                2.11%   3.42%     4.60%      5.79%
  Return After Taxes on Distributions
   and Sale of Fund Shares                           2.44%   3.45%     4.17%      5.18%
------------------------------------------------------------------------------------------
Class B - Return Before Taxes             1/20/97    3.78%   5.86%  5.56%/4/   6.36%/4/
------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Treasury Index/2/
(no deduction for fees, expenses or taxes)           8.16%   6.97%     6.60%      7.70%
------------------------------------------------------------------------------------------
Lipper Short U.S. Government Fund Index/3/
(no deduction for sales charges or taxes)            7.11%   6.07%     5.68%      *
------------------------------------------------------------------------------------------

/1/The Treasury & Agency Fund commenced operations on January 20, 1997, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of the Fund includes the performance of the common trust fund for periods prior to the Fund's commencement of operations as adjusted to reflect the expenses associated with each class of the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.
/2/The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury-issued securities with maturities of one to ten years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.
/3/The Lipper Short U.S. Government Fund Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.
/4/Class B shares automatically convert to Class A shares after six years.
   Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.
*Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                        35

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

Treasury & Agency Fund

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                             CLASS A   CLASS B CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          3.00%      NONE    NONE
--------------------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                       NONE/2/  3.00%   1.00%
--------------------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                             NONE      NONE    NONE
--------------------------------------------------------------------------------------------------
Exchange Fee                                                               NONE      NONE    NONE
--------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                            CLASS A   CLASS B CLASS C
--------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   .40%      .40%    .40%
--------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                 .35%     1.00%   1.00%
--------------------------------------------------------------------------------------------------
Other Expenses                                                             .20%      .20%    .20%
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       .95%     1.60%   1.60%
--------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                                (.25%)    (.40%)  (.40%)
--------------------------------------------------------------------------------------------------
Net Expenses                                                               .70%     1.20%   1.20%
--------------------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares and .75% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .70% for Class A shares, to 1.20% for Class B shares and to 1.20% for Class C shares for the same time period.

Examples
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
     ---------------------------------------------------------------------
     1 Year/1/ $  369     $  422       $  122       $  222       $  122
     ---------------------------------------------------------------------
     3 Years      569        666          466          466          466
     ---------------------------------------------------------------------
     5 Years      786        833          833          833          833
     ---------------------------------------------------------------------
     10 Years   1,409      1,532        1,532        1,866        1,866
     ---------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $394
                         Class B (with redemption) $463
                         Class B (no redemption)   $163
                         Class C (with redemption) $263
                         Class C (no redemption)   $163

/2/Class B shares automatically convert to Class A shares after six (6) years.
   Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                      36

                                    [GRAPHIC]




      ONE GROUP(R)

                                                    ---------------------------



FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

High Yield Bond Fund


What is the goal of the Fund?

The Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

What are the Fund's main investment strategies?

The Fund invests in all types of high-yield, high-risk debt securities. The Fund also may invest in convertible securities, preferred stock, common stock and loan participations. The Fund's investments generally will be rated below investment grade or unrated. Such securities are also known as junk bonds. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by looking at individual securities against the context of broader market factors. Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund's investments. For more information about the High Yield Bond Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What is a bond?

A "bond" is a debt security with a maturity of 90 days or more at the time of its issuance issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, convertible bonds, stripped government securities and zero coupon obligations.

What is a junk bond?

A "junk bond" is a debt security that is rated below investment grade. (Junk bonds also include unrated securities that Banc One Investment Advisors or Banc One High Yield Partners believes to be of comparable quality to debt securities that are rated below investment grade.) Junk bonds are also called "high yield bonds" and "non-investment grade bonds." These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. The share price of the Fund and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Fund. For additional information on risk, please read "Investment Risks."

--------------------------------------------------------------------------------
                                        37

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

High Yield Bond Fund

MAIN RISKS

Junk Bond Risk. The Fund's main investment strategy is to invest in securities which are considered to be speculative. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. While these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended as a long-term investment program for investors who are able and willing to assume a high degree of risk.

Smaller Companies. As part of its high yield strategy, the Fund invests in debt securities of smaller, newer companies. These investments may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in the value of their debt securities. This may cause unexpected decreases in the value of your investment in the Fund.

Sensitivity to Interest Rates and Economic Changes. The income and market value of the Fund's securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund's investments and the Fund's net asset value may be volatile.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                      38

         ------------------




High Yield Bond Fund

How has the Fund performed?
By showing the variability of the Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions. The returns shown do not reflect applicable sales charges. If these charges were included, the returns would be lower than those shown.

BAR CHART (per calendar year)/1 /-- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

 1999   2000   2001
------ ------ ------
3.11%  -3.89   5.08%
/1/ For the period from January 1, 2002, through September 30, 2002, the Fund's total return was -6.61%.

--------------------------------------------------------------------------------
Best Quarter:  5.55%  4Q2001      Worst Quarter:  -4.30%  3Q2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        39

         ONE GROUP(R)

         -----------------------------------------------------------------------



FUND SUMMARY

High Yield Bond Fund

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Return Table do include applicable sales charges.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2001/1/
--------------------------------------------------------------------------------

                                         INCEPTION   1 YEAR 5 YEARS 10 YEARS  PERFORMANCE
                                       DATE OF CLASS                         SINCE 11/13/98
Class A                                  11/13/98
  Return Before Taxes                                 0.35%   NA       NA         0.15%
  Return After Taxes on Distributions                -3.32%   NA       NA        -3.40%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            0.19%   NA       NA        -1.61%
-------------------------------------------------------------------------------------------
Class B - Return Before Taxes            11/13/98    -0.36%   NA       NA         0.29%
-------------------------------------------------------------------------------------------
Class C - Return Before Taxes             3/22/99     3.46%   NA       NA         1.07%
-------------------------------------------------------------------------------------------
CSFB High Yield Index/2/
(no deduction for fees, expenses or taxes)            5.80%   NA       NA         2.63%
-------------------------------------------------------------------------------------------
CSFB High Yield Index, Developed Countries Only/3/
(no deduction for fees, expenses or taxes)            6.25%   NA       NA            *
-------------------------------------------------------------------------------------------
Lipper High Yield Bond Fund Index/4/
(no deduction for sales charges or taxes)            -1.04%   NA       NA        -2.21%
-------------------------------------------------------------------------------------------

/1/ Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.
/2/ The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred charges on Class B and Class C shares.
/3/ The Credit Suisse First Boston (CSFB) High Yield Index, Developed Counties
    Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.
/4/ The Lipper High Yield Bond Fund Index is an unmanaged index typically comprised of the 30 largest mutual funds aimed at high current yields from fixed income securities. These funds have no quality or maturity restrictions and tend to invest in lower grade debt issues.
*   Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

--------------------------------------------------------------------------------
                                      40

         ------------------



FUND SUMMARY

High Yield Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                             CLASS A   CLASS B CLASS C
--------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          4.50%      NONE    NONE
--------------------------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                       NONE/2/   5.00%   1.00%
--------------------------------------------------------------------------------------------------
 (as a percentage of original purchase price of redemption proceeds, as applicable)

Redemption Fee                                                             NONE      NONE    NONE
--------------------------------------------------------------------------------------------------
Exchange Fee                                                               NONE      NONE    NONE
--------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                            CLASS A   CLASS B CLASS C
--------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   .75%      .75%    .75%
--------------------------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                 .35%     1.00%   1.00%
--------------------------------------------------------------------------------------------------
Other Expenses                                                             .27%      .27%    .27%
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      1.37%     2.02%   2.02%
--------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/3/                                (.22%)    (.22%)  (.22%)
--------------------------------------------------------------------------------------------------
Net Expenses                                                              1.15%     1.80%   1.80%
--------------------------------------------------------------------------------------------------

/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee and/or an annual $10.00 IRA account maintenance fee may be applicable.
/2/Except for purchases of $1 million or more. Please see "Sales Charges." /3/The Distributor has contractually agreed to limit its distribution fees to
   .25% for Class A shares and .90% for Class B and Class C shares for the period beginning November 1, 2002, and ending October 31, 2003. In addition, Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.15% for Class A shares, to 1.80% for Class B shares and to 1.80% for Class C shares for the same time period.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

               CLASS A  CLASS B/2/   CLASS B/2/     CLASS C      CLASS C

                         ASSUMING    ASSUMING NO   ASSUMING    ASSUMING NO
                       REDEMPTION AT REDEMPTION  REDEMPTION AT REDEMPTION
                        THE END OF                THE END OF
                        EACH PERIOD               EACH PERIOD
      --------------------------------------------------------------------
      1 Year1  $  562     $  683       $  183       $  283       $  183
      --------------------------------------------------------------------
      3 Years     844        912          612          612          612
      --------------------------------------------------------------------
      5 Years   1,146      1,268        1,068        1,068        1,068
      --------------------------------------------------------------------
      10 Years  2,004      2,163        2,163        2,330        2,330
      --------------------------------------------------------------------

/1/Without contractual fee waivers, 1 Year expenses would be as follows:

                         Class A                   $583
                         Class B (with redemption) $705
                         Class B (no redemption)   $205
                         Class C (with redemption) $305
                         Class C (no redemption)   $205

/2/Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B shares represents a combination of Class A and Class B operating expenses.

--------------------------------------------------------------------------------
                                        41

         ONE GROUP(R)

         ------------------

                                    [GRAPHIC]





More About the Funds

Each of the nine Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

Principal Investment Strategies

--------------------------------------------------------------------------------
This prospectus describes nine mutual funds with a variety of investment objectives, including total return, current income, and capital appreciation. Banc One Investment Advisors selects securities for the Funds by analyzing both individual securities and different industry sectors. Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Funds attempt to enhance total return by selecting market sectors that offer risk/reward advantages based on structural risks and credit trends. Individual securities that are purchased by the Funds are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities and mortgage-backed securities). In addition, the principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.


                             FUNDAMENTAL POLICIES

   Each Fund's investment strategy may involve "fundamental policies". A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.


There can be no assurance that the Funds will achieve their investment objectives. Please note that the Funds may also use strategies that are not described below, but which are described in the Statement of Additional Information.

---
ONE GROUP ULTRA SHORT-TERM BOND FUND. The Fund invests in all types of debt securities including money market instruments, mortgage-backed securities and asset-backed securities. The Fund will maintain a maximum interest rate sensitivity approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual interest rate sensitivity is expected to be approximately equal to that of a one-year U.S. Treasury security.

.. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

--------------------------------------------------------------------------------
                                      42

.. The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements). These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

---
ONE GROUP SHORT-TERM BOND FUND. The Fund invests in all types of debt securities with short to intermediate maturities. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

.. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

.. Up to 20% of the Fund's total assets may be invested in preferred stock.

.. The Fund also may purchase taxable or tax-exempt municipal securities.

.. The Fund's effective average weighted maturity ordinarily will be three years or less taking into account expected amortization and prepayment of principal on certain investments.

---
ONE GROUP INTERMEDIATE BOND FUND. The Fund invests in debt securities of all types including bonds, notes and U.S government obligations, rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). U.S. government obligations include U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

.. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. Up to 20% of the Fund's total assets may be invested in preferred stock.

.. The Fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments. The Fund may shorten that weighted average maturity to as little as one year for temporary defensive purposes.

--------------------------------------------------------------------------------
                                        43

                      WHAT IS AVERAGE WEIGHTED MATURITY?

   Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual bonds in a Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a Fund's sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect. The terms "Intermediate" and "Short-Term" in a Fund's name refer to the average maturity the Fund maintains. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Fund's portfolio. Therefore, in the case of a Fund holding mortgage-backed securities, the average weighted maturity of the Fund is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Fund given certain prepayment assumptions.




---
ONE GROUP BOND FUND. The Fund invests in all types of debt securities rated as investment grade, (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

.. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.

.. The Fund also may purchase taxable or tax-exempt municipal securities.

.. The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

.. The Fund's average weighted maturity will ordinarily range between four and twelve years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

---
ONE GROUP INCOME BOND FUND. The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as preferred stock and loan participations.

.. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. The Fund invests at least 70% of its total assets in all types of debt securities rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

.. Up to 30% of the Fund's total assets may be invested in bonds, convertible securities, preferred stock, loan participations and other debt securities rated below investment grade or, if unrated, determined by Banc One High Yield Partners, the Fund's Sub-advisor, to be of comparable quality.

.. The Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category.

--------------------------------------------------------------------------------
                                      44

.. The Fund also may purchase taxable or tax-exempt municipal securities.

.. The Fund's average weighted maturity will ordinarily range between five and twenty years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

---
ONE GROUP MORTGAGE-BACKED SECURITIES FUND. The Fund invests in mortgage-backed securities and other securities representing an interest in or secured by mortgages.

.. Under normal circumstances, the Fund invests at least 80% of its assets in mortgage-backed securities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

.. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds.

.. The Fund will purchase securities issued or guaranteed by the Government
  National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Fund also may purchase mortgage-backed securities and asset-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments.

.. The Fund may purchase taxable or tax-exempt municipal securities.

.. The Fund may invest in debt securities that are rated in the lowest investment grade category.

.. The Fund's average weighted maturity will normally range between two and ten years although the Fund may shorten its weighted average if deemed appropriate for temporary defensive purposes.

---
ONE GROUP GOVERNMENT BOND FUND. The Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities or related to securities issued by the U.S. government and its agencies and instrumentalities.

.. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government agencies or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

.. The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

---
ONE GROUP TREASURY & AGENCY FUND. The Fund invests in U.S. Treasury and other U.S. agency obligations including fixed income securities and mortgage-related securities. Under normal circumstances, the Fund will invest at least 80% of its assets in Treasury & Agency Obligations. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

--------------------------------------------------------------------------------
                                        45

                    WHAT IS A TREASURY & AGENCY OBLIGATION?

   For purposes of the Treasury & Agency Fund, a Treasury & Agency obligation includes U.S. Treasury bills, notes and other obligations issued or guaranteed by U.S. government agencies and instrumentalities, Separately Traded Registered Interest and Principal Securities known as STRIPS and Coupons Under Book Entry Safekeeping known as CUBES.

.. The Fund also invests in other government-only investment companies, including money market funds of One Group. The Fund indirectly pays a portion of the expenses incurred by the underlying funds. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans known as ARMs, as well as engage in securities lending.

.. Normally, the Fund's average weighted maturity will range between two and five years.

---
ONE GROUP HIGH YIELD BOND FUND. The Fund's sub-advisor, Banc One High Yield Partners, LLC focuses on value in choosing securities for the Fund by using a "bottom-up" research methodology.

                   WHAT IS A BOTTOM-UP RESEARCH METHODOLOGY?

   When Banc One High Yield Partners uses a bottom-up research methodology, it looks primarily at individual companies against the context of broader markets.

For each issuer, Banc One High Yield Partners performs an in-depth analysis of the issuer, including business prospects, management, capital requirements, capital structure, enterprise value, and security structure and covenants. In addition, Banc One High Yield Partners monitors investments on an ongoing basis by staying abreast of positive and negative credit developments, expediting the review of the Fund's investments which are considered to be the most risky and having regular discussions with senior management of issuers of the Fund's investments.

.. As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.

.. Under normal circumstances, the Fund invests at least 80% of its assets in bonds, loan participations, preferred stock, and other debt securities, which are rated below investment grade or unrated. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. The Fund may invest up to 100% of the Fund's total assets in lower rated or unrated securities.

.. Up to 20% of the Fund's total assets may be invested in other securities, including investment grade debt securities.

.. The Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten its weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

Investment Risks

--------------------------------------------------------------------------------
The main risks associated with investing in the Bond Funds are described below and in "Fund Summaries: Investments, Risk & Performance" at the front of this prospectus.

--------------------------------------------------------------------------------
                                      46

---
FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increases and decreases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

---
DERIVATIVES. The Funds may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management investment risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.

                        WHAT IS A DERIVATIVE?

   Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

---
LOWER RATED SECURITIES. The Intermediate Bond Fund, the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund and the High Yield Bond Fund may purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

---
HIGH YIELD/JUNK BONDS. The High Yield Bond Fund and to a lesser extent, the Income Bond Fund, invest in high yield securities that are unrated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. You should not invest in the Funds unless you are willing to assume the greater risk associated with high yield securities. These risks include the following:

.. Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer failed to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of their investments. The Funds also may incur additional expenses in seeking recovery from the issuer.

--------------------------------------------------------------------------------
                                        47

.. Sensitivity to Interest Rate and Economic Changes. The income and market value of the Funds' securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Funds' investments and the Funds' net asset values may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. In 2000, 2001 and continuing in 2002 to the date of this prospectus, the default rate for high yield securities has significantly increased compared with prior periods.

.. Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the Funds' investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for certain of the Funds' investments, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

.. Liquidity. There may be no established secondary or public market for the Funds' investments. In addition, a major portion of an issue of lower-rated securities may be held by relatively few institutional purchasers at times. As a result, the Funds may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

.. High Yield Bond Market. Economic downturn, continued volatility in the capital markets or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

.. Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Funds will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisor's or Banc One High Yield Partner's independent and ongoing review of credit quality. (Please see "Description of Ratings" in the Statement of Additional Information.) Because investments in lower rated or unrated securities involve greater investment risk, achievement of the Funds' investment objectives will be more dependent on Banc One Investment Advisor's or Banc One High Yield Partner's credit analysis than would be the case if the Funds were investing in higher rated securities. The Funds may seek to hedge investments through transactions in options, futures contracts and related options. The Funds also may use swap agreements to further manage exposure to lower rated securities.

---
SMALL-CAPITALIZATION COMPANIES. Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more

--------------------------------------------------------------------------------
                                      48
frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

---
FOREIGN SECURITIES. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance", Appendix A and the Statement of Additional Information.

Portfolio Quality
--------------------------------------------------------------------------------
Various rating organizations (like Standard & Poor's Corporation and Moody's Investors Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities.

The Funds only purchase securities that meet the rating criteria described below. Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors (or Banc One High Yield Partners with respect to the High Yield Bond Fund and the portion of the Income Bond Fund subadvised by it) must determine that they are of comparable quality to rated securities. Subsequent to its purchase by the Fund, Banc One Investment Advisors (or Banc One High Yield Partners) will consider such an event in determining whether the Fund should continue to hold the security.

---
DEBT SECURITIES

.. The Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

.. The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Short-Term
  Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may invest in debt securities rated in any of the four investment grade rating categories.

--------------------------------------------------------------------------------
                                        49

.. The Income Bond Fund and the High Yield Bond Fund may purchase securities in
  ANY rating category. Please read "Fund Summaries: Investments, Risk & Performance" and "High Yield/Junk Bonds" for more information about the Income Bond Fund and the High Yield Bond Fund.

---
PREFERRED STOCK

.. The Short-Term Bond Fund, the Bond Fund and the Intermediate Bond Fund may only invest in preferred stock rated in any of the four highest rating categories.

.. The Mortgage-Backed Securities Fund may invest only in preferred stock rated in any of the three highest rating categories.

.. The Income Bond Fund and the High Yield Bond Fund may invest in preferred stock in ANY rating category.

---
MUNICIPAL SECURITIES

.. The Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate
  Bond Fund and the Bond Fund may only invest in municipal bonds rated in any of the four highest rating categories.

.. The Mortgage-Backed Securities Fund may only invest in municipal bonds rated in any of the three highest rating categories.

.. The Ultra Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Mortgage-Backed Securities Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations which are rated in the highest or second highest rating categories. The Short-Term Bond Fund may invest in such securities only if they are rated in the highest rating category.

.. The Income Bond Fund and the High Yield Bond Fund may invest in municipal securities rated in ANY category.

---
COMMERCIAL PAPER

.. The Intermediate Bond Fund, the Short-Term Bond Fund, the Bond Fund, the
  Ultra Short-Term Bond Fund and the Mortgage-Backed Securities Fund may invest in commercial paper rated in the highest or second highest rating category.

.. The High Yield Bond Fund and the Income Bond Fund may invest in commercial paper rated in ANY category.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                      50

Temporary Defensive Positions

--------------------------------------------------------------------------------
For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.


While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore the Funds will pursue a temporary defensive position only when market conditions warrant.

--------------------------------------------------------------------------------
Portfolio Turnover
The Funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 2002 is shown in the Financial Highlights.

To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

--------------------------------------------------------------------------------
                                        51

         ONE GROUP(R)

         ------------------

                                    [GRAPHIC]





How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

.. From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

.. Directly from One Group through One Group Dealer Services, Inc. (the
  "Distributor").

When can I buy shares?

.. Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

.. Purchase requests received before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

.. If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

.. The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

.. Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

This prospectus offers Class A, Class B and Class C shares, all of which are available to the general public.

.. Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. Sales charges are discussed in the section of this prospectus entitled "Sales Charges."

.. ONE GROUP FUND DIRECT IRA AND 403(B). One Group offers retirement plans.
  These plans allow participants to defer taxes while their retirement savings grow. An annual $10.00 account maintenance fee is charged to your IRA account (as defined

--------------------------------------------------------------------------------
                                      52
  by social security number) if the value of all of your accounts with One
  Group is less than $10,000. Call 1-800-480-4111 for an Adoption Agreement.

How much do shares cost?

.. Shares are sold at net asset value ("NAV") plus a sales charge, if any.

.. Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

.. NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

.. The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued by another method that the Funds believe accurately reflects fair value.

.. A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

How do I open an account?

1. Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2. Decide how much you want to invest.

 . The minimum initial investment for all Funds except the Mortgage-Backed
   Securities Fund, the Treasury & Agency Fund, and Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund is $1,000 per Fund. The minimum initial investment is $50,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund, and $10,000 for Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

 . You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

 . Subsequent investments must be at least $25 per Fund.

 . You may purchase no more than $249,999 of Class B shares. This is because
   Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

 . These minimums may be waived.

3.Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

--------------------------------------------------------------------------------
                                        53

.. Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

4. Send the completed application and a personal check (unless you choose to pay by wire) to:

  ONE GROUP MUTUAL FUNDS
  P. O. BOX 8528
  BOSTON, MA 02266-8528

  If you choose to pay by wire, please call 1-800-480-4111 and authorize a wire to:

  STATE STREET BANK AND TRUST COMPANY
  ATTN: CUSTODY & SHARE HOLDER SERVICES
  ABA 011000028
  DDA 99034167
  FBO ONE GROUP FUND
    (EX: ONE GROUP INTERMEDIATE BOND FUND-A)
  YOUR ACCOUNT NUMBER
    (EX: 123456789)
  YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

5. All checks must be in U.S. dollars. One Group does not accept starter checks, credit card checks, or "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

  ALL CHECKS MUST BE PAYABLE TO ONE OF THE FOLLOWING:

 . One Group Mutual Funds;

 . the specific Fund in which you are investing; or

 . One Group Mutual Funds for the Benefit of (your name) if making a contribution to a Fund Direct IRA.

  Checks made payable to any party other than those listed above will be returned to the address provided on the account application.

6. Each time you purchase One Group shares by check or ACH, there is a five (5) business day holding period before you can redeem those shares. This gives One Group time to receive and collect money to cover your investment.

7. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

8. If you have any questions, contact your Shareholder Servicing Agent or call 1-800-480-4111.

--------------------------------------------------------------------------------
                                      54

Can I purchase shares over the telephone?
Yes. Simply select this option on your Account Application Form and then:

.. Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your purchase instructions.

.. Authorize a bank transfer or initiate a wire transfer to the following wire address:

  STATE STREET BANK AND TRUST COMPANY
  ATTN: CUSTODY & SHARE HOLDER SERVICES
  ABA 011000028
  DDA 99034167
    FBO ONE GROUP FUND
    (EX: ONE GROUP INTERMEDIATE BOND FUND-A)
  YOUR ACCOUNT NUMBER
    (EX: 123456789)
  YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

.. One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

.. You may revoke your right to make purchases over the telephone by sending a letter to:

  ONE GROUP MUTUAL FUNDS
  P. O. BOX 8528
  BOSTON, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes, except for the Treasury & Agency Fund. You may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still the same (e.g., $1000 for the High Yield Bond Fund). To establish a Systematic Investment Plan:

.. Select the "Systematic Investment Plan" option on the Account Application
  Form.

.. Provide the necessary information about the bank account from which your investments will be made.

.. Shares purchased under a Systematic Investment Plan may not be redeemed for five (5) business days.

.. One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

.. You may revoke your election to make systematic investments by calling
  1-800-480-4111 or by sending a letter to:

  ONE GROUP MUTUAL FUNDS
  P. O. BOX 8528
  BOSTON, MA 02266-8528

--------------------------------------------------------------------------------
                                        55

Conversion Feature

Your Class B shares automatically convert to Class A shares.

.. Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the
  Government Bond Fund, the High Yield Bond Fund and the Bond Fund automatically convert after eight years. Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund automatically convert after six years.

.. Conversion periods are measured from the end of the month in which Class B shares were purchased.

.. After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

.. You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax.

.. Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

.. If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

--------------------------------------------------------------------------------

Sales Charges

The Distributor compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources. The tables below show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Shareholder Servicing Agent.

CLASS A SHARES

If you buy Class A shares of the Short-Term Bond Fund, the Ultra Short-Term Bond Fund and the Treasury & Agency Fund, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

      AMOUNT             SALE CHARGE          SALES CHARGE     COMMISSION AS A
        OF          AS A PERCENTAGE OF THE  AS A PERCENTAGE      PERCENTAGE
     PURCHASES          OFFERING PRICE     OF YOUR INVESTMENT OF OFFERING PRICE
LESS THAN $ 100,000         3.00%                3.09%              2.70%
-------------------------------------------------------------------------------
$100,000-$ 249,999          2.50%                2.56%              2.18%
-------------------------------------------------------------------------------
$250,000-$ 499,999          2.00%                2.04%              1.64%
-------------------------------------------------------------------------------
$500,000-$ 999,999          1.50%                1.52%              1.20%
-------------------------------------------------------------------------------
$1,000,000*                  NONE                 NONE               NONE
-------------------------------------------------------------------------------

*If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase, unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

--------------------------------------------------------------------------------
                                      56

If you buy Class A shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund, the Mortgage-Backed Securities Fund and the Bond Fund, the following table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------
      AMOUNT             SALE CHARGE          SALES CHARGE     COMMISSION AS A
        OF          AS A PERCENTAGE OF THE  AS A PERCENTAGE      PERCENTAGE
     PURCHASES          OFFERING PRICE     OF YOUR INVESTMENT OF OFFERING PRICE
LESS THAN $ 100,000         4.50%                4.71%              4.05%
-------------------------------------------------------------------------------
$100,000-$ 249,999          3.50%                3.63%              3.05%
-------------------------------------------------------------------------------
$250,000-$ 499,999          2.50%                2.56%              2.05%
-------------------------------------------------------------------------------
$500,000-$ 999,999          2.00%                2.04%              1.60%
-------------------------------------------------------------------------------
$1,000,000*                  NONE                 NONE               NONE
-------------------------------------------------------------------------------
*For Funds other than the Mortgage-Backed Securities Fund, if you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase. If you purchase $1 million or more of Class A shares of the Mortgage-Backed Securities Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A shares within one year of purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES
Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund or the Bond Fund before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

-------------------------------------------

                          YEARS     CDSC AS A PERCENTAGE
                          SINCE       OF DOLLAR AMOUNT
                         PURCHASE    SUBJECT TO CHARGE
                            0-1            5.00%
                        --------------------------------
                            1-2            4.00%
                        --------------------------------
                            2-3            3.00%
                        --------------------------------
                            3-4            3.00%
                        --------------------------------
                            4-5            2.00%
                        --------------------------------
                            5-6            1.00%
                        --------------------------------
                        MORE THAN 6        NONE
                        --------------------------------

Or if you redeem Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund or the Treasury & Agency Fund prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

-------------------------------------------

                          YEARS     CDSC AS A PERCENTAGE
                          SINCE       OF DOLLAR AMOUNT
                         PURCHASE    SUBJECT TO CHARGE
                            0-1            3.00%
                        --------------------------------
                            1-2            3.00%
                        --------------------------------
                            2-3            2.00%
                        --------------------------------
                            3-4            1.00%
                        --------------------------------
                        MORE THAN 4        NONE
                        --------------------------------

The Distributor pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares of the Intermediate Bond Fund,

--------------------------------------------------------------------------------
                                        57
the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund or the Bond Fund. Shareholder Servicing Agents who sell Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, and the Treasury & Agency Fund receive a commission of 2.75% from the Distributor.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, except with respect to the Ultra Short-Term Bond Fund and the Short-Term Bond Fund, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

-------------------------------------------

                          YEARS       CDSC AS A PERCENTAGE
                          SINCE         OF DOLLAR AMOUNT
                         PURCHASE      SUBJECT TO CHARGE
                           0-1               1.00%
                     -------------------------------------
                     AFTER FIRST YEAR        NONE
                     -------------------------------------

There is no CDSC assessed on Class C shares of the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from the Distributor except on the Ultra Short-Term Bond Fund and the Short-Term Bond Fund.

HOW THE CLASS B AND CLASS C CDSC IS CALCULATED:

.. The Fund assumes that all purchases made in a given month were made on the first day of the month.

.. For Class B and Class C shares purchased prior to November 1, 2002, CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.

.. No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

.. To keep your CDSC as low as possible, the Fund first will redeem the shares acquired through dividend reinvestment followed by shares you have held for the longest time and thus have the lowest CDSC.

.. If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES
Each One Group Fund described in this prospectus has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

The 12b-1 fees vary by share class as follows:

 1.Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

--------------------------------------------------------------------------------
                                      58

 2.Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund and to .75% for the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

 3.There are no 12b-1 fees for Class I shares.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

.. The Distributor may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, the Distributor received 12b-1 fees totaling .25% of the average daily net assets of Class A shares, .90% of the average daily net assets of the Class B shares and .90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Income Bond Fund, the Government Bond Fund, the High Yield Bond Fund and the Bond Fund, and .25% of the average daily net assets of Class A shares, .75% of the average daily net assets of the Class B shares and .75% of the average daily net assets of the Class C shares of the Short-Term Bond Fund, the Ultra Short-Term Bond Fund, and the Treasury & Agency Fund.

.. The Distributor may pay 12b-1 fees to its affiliates, including Banc One
  Investment Advisors, or to any sub-advisor.

Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

Sales Charge Reductions and Waivers

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

 1.Right of Accumulation: You may add the higher of the market value or original purchase price of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

 2.Letter of Intent: With an initial investment of $2,000, you may purchase
   Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

--------------------------------------------------------------------------------
                                        59

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application or contact your investment representative. To determine if you are eligible for the accumulation privilege, call 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE
No sales charge is imposed on Class A shares of the Funds if the shares were:

 1.Bought with the reinvestment of dividends and capital gains distributions.

 2.Acquired in exchange for other One Group shares if a comparable sales charge has been paid for the exchanged shares.

 3.Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   . One Group.

   . Bank One Corporation and its subsidiaries and affiliates.

   . State Street Bank and Trust Company and its subsidiaries and affiliates.

   . Broker-dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

   . An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

 4.Bought by:

   . Affiliates of Bank One Corporation and certain accounts (other than IRA
     Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

   . Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

   . Shareholder Servicing Agents who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

 5.Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required.

 6.Bought with proceeds from the sale of Class A shares of a One Group Fund, but only if the purchase is made within 60 days of the sale or distribution. Appropriate documentation may be required. In addition, no sales charge is imposed if Class A shares of a One Group Fund are bought with the proceeds from the sale of shares of another mutual fund on which a sales charge was paid if the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

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                                      60

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.  Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

 10. Purchased during a Fund's special offering.

 11. Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

WAIVER OF THE CLASS B AND CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class B or Class C shares of the
Funds:

1. If you withdraw no more than 10% of the current balance of a Fund in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. YOU NEED TO PARTICIPATE IN A MONTHLY OR QUARTERLY SYSTEMATIC WITHDRAWAL PLAN TO TAKE ADVANTAGE OF THIS WAIVER. For information on the Systematic Withdrawal Plan, please see "Can I redeem on a systematic basis?."

2. If you are the shareholder (or a joint shareholder) or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3. That represent a required minimum distribution from your One Group IRA Account or other One Group qualifying retirement plan, but only if you are at least age 70 1/2. Only your One Group assets are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

5. Exchanged for Class B or Class C shares of other One Group Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Do I pay a sales charge on an exchange?."

6. If the Distributor receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

WAIVER QUALIFICATIONS

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, call 1-800-480-4111 or contact your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.

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                                        61

--------------------------------------------------------------------------------

Exchanging Fund Shares

What are my exchange privileges?

You may make the following exchanges:

.. Class A shares of a Fund may be exchanged for Class I shares of that Fund or Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

.. Class B shares of a Fund may be exchanged for Class B shares of another One
  Group Fund.

.. Class C shares of the Short-Term Municipal Bond Fund, the Ultra Short-Term
  Bond Fund, and the Short-Term Bond Fund (collectively the "Short-Term Bond Funds") may be exchanged for Class C shares of any other One Group Fund, including Class C shares of any of the Short-Term Bond Funds.

.. Class C shares of any other Fund may be exchanged for Class C shares of another One Group Fund, other than for Class C shares of the Short-Term Bond Funds.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in the Systematic Exchange Privilege, please select it on your account application. To learn more about it, please call 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

.. State Street Bank and Trust Company receives the request by 4:00 p.m. ET.

.. You have provided One Group with all of the information necessary to process the exchange.

.. You have received a current prospectus of the Fund or Funds in which you wish to invest.

.. You have contacted your Shareholder Servicing Agent, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

.. You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

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                                      62

 . If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1.Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2.The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

   3.If you exchange Class C shares of one of the Short-Term Bond Funds, a new
     CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Are exchanges taxable?
Generally:

.. An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

.. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

.. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?
Yes. The exchange privilege is not intended as a way for you to speculate on short- term movements in the market. Therefore:

.. To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

.. Excessive exchange activity will result in revocation of your exchange privilege.

.. In addition, One Group reserves the right to reject any exchange request
  (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

.. Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to exchanges, your account value falls below the minimum required balance. For information on minimum required balances, please read, "How do I open an account?."

--------------------------------------------------------------------------------

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

.. Redemption requests received before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

.. All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

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                                        63

How do I redeem shares?

You may use any of the following methods to redeem your shares:

 1.You may send a written redemption request to your Shareholder Servicing
   Agent, if applicable, or to State Street Bank and Trust Company at the following address:

   ONE GROUP MUTUAL FUNDS
   P.O. BOX 8528
   BOSTON, MA 02266-8528

 2.You may redeem over the telephone. Please see "Can I redeem by telephone?"
   for more information.

.. ALL REQUESTS FOR REDEMPTIONS FROM IRA ACCOUNTS MUST BE IN WRITING. You may request IRA redemption forms by calling 1-800-480-4111 or visiting www.onegroup.com.

.. One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

 1.The redemption is for shares worth $50,000 or less; AND

 2.The redemption is payable to the shareholder of record; AND

 3.The redemption check is mailed to the shareholder at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

.. On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

 1.A designated commercial bank; or

 2.Your Shareholder Servicing Agent.

.. State Street Bank and Trust Company may charge you a wire redemption fee. The current fee is $7.00.

.. Your redemption proceeds will be paid within seven days after receipt of the redemption request.

What will my shares be worth?

.. If you own Class A shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

.. If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

.. Contact your Shareholder Servicing Agent or call 1-800-480-4111 to relay your redemption request.

.. Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

.. One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group

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                                      64
  will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

.. REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

Can I redeem on a systematic basis?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. This $10,000 minimum does not apply to minimum required distributions from your One Group IRA or other qualifying retirement plan.

.. Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

.. Specify the amount you wish to receive and the frequency of the payments.

.. You may designate a person other than yourself as the payee.

.. There is no fee for this service.

.. If you select this option, please keep in mind that:

1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided you withdraw no more than 10% of the current balance of a Fund in a 12 month period and you participate in a monthly or quarterly Systematic Withdrawal Plan. WITHDRAWALS IN EXCESS OF 10% WILL SUBJECT THE ENTIRE ANNUAL WITHDRAWAL TO THE APPLICABLE SALES CHARGE.

 3.If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from a One Group IRA or other One Group qualifying retirement plan. Only One Group assets are considered when calculating your minimum required distribution.

 4.If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

.. Generally, all redemptions will be for cash. However, if you redeem shares worth $500,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

.. Due to the relatively high cost of maintaining small accounts, One Group reserves the right to either charge a sub-minimum account fee of $10 or redeem all shares and close the account if, due to redemptions or exchanges, your account value falls below the minimum required balance. No CDSC is charged on such redemptions. For information on minimum required balances, please read, "How do I open an account?."

--------------------------------------------------------------------------------
                                        65

.. One Group may suspend your ability to redeem when:

1. Trading on the New York Stock Exchange ("NYSE") is restricted.

2. The NYSE is closed (other than weekend and holiday closings).

3. The SEC has permitted a suspension.

4. An emergency exists.

The Statement of Additional Information offers more details about this process.

.. You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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                                      66

         ONE GROUP(R)

         ------------------

                                    [GRAPHIC]






Privacy Policy

--------------------------------------------------------------------------------

One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

   . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

   . Customer -- a consumer who has a continuing relationship with One Group
     Mutual Funds through record ownership of fund shares.

   . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

   . Information we receive from you on applications or other forms, on our website, or through other means;

   . Information we receive from you through transactions, correspondence and other communications with us; and

   . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to

--------------------------------------------------------------------------------
                                        67
update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

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         ONE GROUP(R)

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                                    [GRAPHIC]






Shareholder Information

--------------------------------------------------------------------------------

Voting Rights
The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------
Dividend Policies


---
DIVIDENDS. The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of payment.

---
DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-800-480-4111.

---
SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time

--------------------------------------------------------------------------------
                                        69
any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

--------------------------------------------------------------------------------

Tax Treatment of Shareholders

Taxation of Shareholder Transactions
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Distributions
Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment (and thus were included in the price you paid). A Fund may produce taxable capital gains even if it does not have income to distribute and performance has been poor.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

Taxation of Zero Coupon Securities
Some of the Funds may acquire certain securities issued with original issue discount (including zero-coupon securities). Current federal tax law requires that a holder (such as a Fund) of such a security must include in taxable income a portion of the original issue discount which accrues during the tax year on such security even if a Fund receives no payment in cash on the security during the year. As an investment company, a Fund must pay out substantially all of its net investment income each year, including any original issue discount. Accordingly, a Fund may be required to pay out in income distribution each year an amount which is greater than the total amount of cash interest a Fund actually received. Such distributions will be made from the cash assets of a Fund or by liquidation of investments if necessary. If a distribution of cash necessitates the liquidation of investments, Banc One Investment Advisors and the Sub-Advisor will select which securities to sell and a Fund may realize a gain or loss from those sales. In the event a Fund realizes net capital gains from these transactions, you may receive a larger capital gain distribution, if any, than you would in the absence of such transactions.

Taxation of Retirement Plans
Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual. If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

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                                      70

Tax Information
The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------

Shareholder Statements and Reports
One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-800-480-4111 or visit www.onegroup.com.

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



         ONE GROUP(R)

         ------------------

                                    [GRAPHIC]





Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor
Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2002, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $148 billion in assets.

--------------------------------------------------------------------------------

The Sub-Advisor
Banc One High Yield Partners, LLC (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211), is the sub-advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One High Yield Partners was formed in June 1998 to provide investment advisory services related to high-yield, high-risk investments to the High Yield Bond Fund and other advisory clients. Banc One High Yield Partners is controlled by Banc One Investment Advisors and Pacholder Associates, Inc. As of June 30, 2002, Banc One High Yield Partners managed over $900 million in assets.

--------------------------------------------------------------------------------

Advisory Fees
Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                                        ANNUAL RATE
                                                      AS PERCENTAGE OF
     FUND                                         AVERAGE DAILY NET ASSETS
     One Group(R) Ultra-Short Term Bond Fund                0.27%
     ---------------------------------------------------------------------
     One Group(R) Short-Term Bond Fund                      0.34%
     ---------------------------------------------------------------------
     One Group(R) Intermediate Bond Fund                    0.37%
     ---------------------------------------------------------------------
     One Group(R) Bond Fund                                 0.38%
     ---------------------------------------------------------------------
     One Group(R) Income Bond Fund/1/                       0.43%
     ---------------------------------------------------------------------
     One Group(R) Mortgage-Backed Securities Fund           0.23%
     ---------------------------------------------------------------------
     One Group(R) Government Bond Fund                      0.40%
     ---------------------------------------------------------------------
     One Group(R) Treasury & Agency Fund                    0.20%
     ---------------------------------------------------------------------
     One Group(R) High Yield Bond Fund/1/                   0.64%
     ---------------------------------------------------------------------

/1/ Includes fees paid by Banc One Investment Advisors to Banc One High Yield
    Partners, the sub-advisor to the High Yield Bond Fund and the Income Bond Fund.

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                                      72

--------------------------------------------------------------------------------

The Fund Managers
The Funds are managed by a team of Fund managers and research analysts. The Fund managers work together to establish general duration, sector and yield curve strategies for the Funds. Each team members makes recommendations about securities to be purchased and sold in the Funds. The research analysts provide individual security and sector recommendations regarding their area of focus, while the Fund managers select and allocate individual securities in a manner designed to meet the investment objectives of the Funds.

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                                        73

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                                                        YEAR ENDED JUNE 30,
ULTRA SHORT-TERM BOND FUND                                                 --------------------------------------------
CLASS A                                                                      2002      2001     2000     1999     1998
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $   9.86  $  9.73  $  9.77  $  9.87  $  9.87
------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                        0.36     0.59     0.55     0.52     0.56
  Net realized and unrealized gains (losses) from investments and futures      0.11     0.14    (0.04)   (0.10)   (0.01)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                               0.47     0.73     0.51     0.42     0.55
------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                       (0.38)   (0.60)   (0.55)   (0.52)   (0.55)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           (0.38)   (0.60)   (0.55)   (0.52)   (0.55)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $   9.95  $  9.86  $  9.73  $  9.77  $  9.87
------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                          4.88%    7.67%    5.40%    4.40%    5.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                        $162,338  $53,882  $23,352  $24,300  $24,747
  Ratio of expenses to average net assets                                     0.65%    0.65%    0.65%    0.57%    0.54%
  Ratio of net investment income to average net assets                        3.62%    5.91%    5.66%    5.37%    5.66%
  Ratio of expenses to average net assets*                                    1.12%    1.11%    1.12%    1.14%    1.15%
  Portfolio turnover(A)                                                      38.72%   37.62%   32.68%   38.70%   41.15%

                                                                                       YEAR ENDED JUNE 30,
ULTRA SHORT-TERM BOND FUND                                                 -------------------------------------------
CLASS B                                                                      2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  9.80  $  9.68  $  9.72  $  9.81  $  9.81
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                       0.32     0.54     0.51     0.48     0.52
  Net realized and unrealized gains (losses) from investments and futures     0.11     0.13    (0.04)   (0.10)   (0.01)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                              0.43     0.67     0.47     0.38     0.51
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                      (0.34)   (0.55)   (0.51)   (0.47)   (0.51)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                          (0.34)   (0.55)   (0.51)   (0.47)   (0.51)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $  9.89  $  9.80  $  9.68  $  9.72  $  9.81
-----------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                         4.43%    7.06%    4.91%    3.99%    5.32%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                        $42,494  $11,811  $ 7,206  $ 6,124  $ 4,531
  Ratio of expenses to average net assets                                    1.15%    1.15%    1.15%    1.03%    0.99%
  Ratio of net investment income to average net assets                       3.08%    5.47%    5.24%    4.93%    5.23%
  Ratio of expenses to average net assets*                                   1.76%    1.76%    1.77%    1.76%    1.75%
  Portfolio turnover(A)                                                     38.72%   37.62%   32.68%   38.70%   41.15%

*During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS



                                                                           NOVEMBER 1,
                                                                             2001 TO
ULTRA SHORT-TERM BOND FUND                                                  JUNE 30,
CLASS C                                                                      2002(B)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $   9.88
---------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                         0.18
  Net realized and unrealized gains (losses) from investments and futures       0.02
---------------------------------------------------------------------------------------
Total from Investment Activities                                                0.20
---------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                        (0.20)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $   9.88
---------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                           1.89%(C)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                         $253,974
  Ratio of expenses to average net assets                                      1.15%(D)
  Ratio of net investment income to average net assets                         2.75%(D)
  Ratio of expenses to average net assets*                                     1.78%(D)
  Portfolio turnover(A)                                                       38.72%

                                                                           YEAR ENDED JUNE 30,
SHORT-TERM BOND FUND                                           -------------------------------------------
CLASS A                                                          2002     2001     2000     1999     1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.56  $ 10.28  $ 10.39  $ 10.50  $ 10.46
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.48     0.58     0.57     0.57     0.61
  Net realized and unrealized gains (losses) from investments     0.19     0.27    (0.11)   (0.11)    0.04
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.67     0.85     0.46     0.46     0.65
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.51)   (0.57)   (0.57)   (0.57)   (0.61)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.72  $ 10.56  $ 10.28  $ 10.39  $ 10.50
-----------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             6.41%    8.49%    4.55%    4.41%    6.32%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $49,282  $24,077  $21,834  $21,450  $15,582
  Ratio of expenses to average net assets                        0.80%    0.79%    0.78%    0.78%    0.78%
  Ratio of net investment income to average net assets           4.57%    5.54%    5.52%    5.30%    5.77%
  Ratio of expenses to average net assets*                       1.16%    1.16%    1.16%    1.16%    1.17%
  Portfolio turnover(A)                                         49.58%   46.42%   25.93%   37.22%   56.99%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

--------------------------------------------------------------------------------
                                        75

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FINANCIAL HIGHLIGHTS



                                                                           YEAR ENDED JUNE 30,
SHORT-TERM BOND FUND                                           -------------------------------------------
CLASS B                                                          2002     2001     2000     1999     1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.63  $ 10.35  $ 10.46  $ 10.57  $ 10.53
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.43     0.52     0.52     0.53     0.58
  Net realized and unrealized gains (losses) from investments     0.20     0.28    (0.11)   (0.11)    0.04
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.63     0.80     0.41     0.42     0.62
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.46)   (0.52)   (0.52)   (0.53)   (0.58)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.80  $ 10.63  $ 10.35  $ 10.46  $ 10.57
-----------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             5.97%    7.90%    4.00%    4.02%    5.98%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $14,320  $ 4,982  $ 4,636  $ 5,047  $ 4,851
  Ratio of expenses to average net assets                        1.30%    1.29%    1.28%    1.14%    1.11%
  Ratio of net investment income to average net assets           4.05%    5.02%    4.98%    4.96%    5.44%
  Ratio of expenses to average net assets*                       1.81%    1.81%    1.80%    1.65%    1.64%
  Portfolio turnover(A)                                         49.58%   46.42%   25.93%   37.22%   56.99%

                                                                 NOVEMBER 1,
                                                                   2001 TO
  SHORT-TERM BOND FUND                                            JUNE 30,
  CLASS C                                                          2002(B)
  --------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.89
  ---------------------------------------------------------------------------
  Investment Activities:
    Net investment income                                             0.27
    Net realized and unrealized gains (losses) from investments      (0.07)
  ---------------------------------------------------------------------------
  Total from Investment Activities                                    0.20
  ---------------------------------------------------------------------------
  Distributions:
    Net investment income                                            (0.30)
  ---------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                   $ 10.79
  ---------------------------------------------------------------------------
  Total Return (Excludes Sales Charge)                                5.77(C)

  RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)                              $32,680
    Ratio of expenses to average net assets                          1.30%(D)
    Ratio of net investment income to average net assets             3.92%(D)
    Ratio of expenses to average net assets*                         1.82%(D)
    Portfolio turnover(A)                                           49.58%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Commencement of operations. (C) Not annualized. (D) Annualized.

--------------------------------------------------------------------------------
                                      76

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FINANCIAL HIGHLIGHTS



                                                                                              SIX MONTHS
                                                                    YEAR ENDED JUNE 30,         ENDED      YEAR ENDED DECEMBER 31,
INTERMEDIATE BOND FUND                                         ----------------------------    JUNE 30,    -----------------------
CLASS A                                                          2002      2001      2000      1999(A)       1998        1997
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.50  $  10.07  $  10.28   $  10.61     $ 10.47     $ 10.29
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.62      0.60      0.59       0.30        0.61        0.62
  Net realized and unrealized gains (losses) from investments      0.21      0.43     (0.21)     (0.33)       0.14        0.18
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.83      1.03      0.38      (0.03)       0.75        0.80
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.63)    (0.60)    (0.59)     (0.30)      (0.61)      (0.62)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.70  $  10.50  $  10.07   $  10.28     $ 10.61     $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              8.08%    10.49%     3.86%     (0.27%)(B)   7.37%       8.04%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $233,915  $191,660  $157,577   $124,940     $88,072     $42,343
  Ratio of expenses to average net assets                         0.83%     0.83%     0.83%      0.84%(C)    0.91%       0.86%
  Ratio of net investment income to average net assets            5.88%     5.80%     5.87%      5.87%(C)    5.77%       6.01%
  Ratio of expenses to average net assets*                        1.17%     1.15%     1.16%      1.02%(C)    0.91%       0.86%
  Portfolio turnover(D)                                          33.02%    22.58%     6.08%      9.24%      50.32%      31.66%

                                                                                          SIX MONTHS
                                                                  YEAR ENDED JUNE 30,       ENDED      YEAR ENDED DECEMBER 31,
INTERMEDIATE BOND FUND                                         -------------------------   JUNE 30,    -----------------------
CLASS B                                                          2002     2001     2000    1999(A)       1998        1997
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.40  $  9.97  $ 10.18   $ 10.50     $ 10.38     $ 10.20
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.55     0.53     0.53      0.27        0.47        0.55
  Net realized and unrealized gains (losses) from investments     0.21     0.44    (0.21)    (0.32)       0.18        0.17
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.76     0.97     0.32     (0.05)       0.65        0.72
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.57)   (0.54)   (0.53)    (0.27)      (0.53)      (0.54)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.59  $ 10.40  $  9.97   $ 10.18     $ 10.50     $ 10.38
------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             7.30%    9.88%    3.23%    (0.46%)(B)   6.44%       7.32%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $86,784  $45,257  $37,460   $37,681     $   857     $   385
  Ratio of expenses to average net assets                        1.48%    1.48%    1.48%     1.50%(C)    1.66%       1.61%
  Ratio of net investment income to average net assets           5.22%    5.17%    5.26%     5.15%(C)    5.02%       5.26%
  Ratio of expenses to average net assets*                       1.82%    1.80%    1.81%     1.91%(C)    1.66%       1.61%
  Portfolio turnover(D)                                         33.02%   22.58%    6.08%     9.24%      50.32%      31.66%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Intermediate Bond Fund. (B) Not Annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS


                                                                                            MARCH 22,
                                                                   YEAR ENDED JUNE 30,       1999 TO
INTERMEDIATE BOND FUND                                         --------------------------   JUNE 30,
CLASS C                                                          2002      2001     2000     1999(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.40  $  9.98  $ 10.18   $ 10.38
-------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.55     0.54     0.53      0.15
  Net realized and unrealized gains (losses) from investments      0.21     0.42    (0.20)    (0.20)
-------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.76     0.96     0.33     (0.05)
-------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.57)   (0.54)   (0.53)    (0.15)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.59  $ 10.40  $  9.98   $ 10.18
-------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              7.30%    9.78%    3.33%    (0.51%)(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $100,956  $44,810  $33,087   $16,650
  Ratio of expenses to average net assets                         1.48%    1.48%    1.49%     1.50%(C)
  Ratio of net investment income to average net assets            5.21%    5.17%    5.30%     5.18%(C)
  Ratio of expenses to average net assets*                        1.82%    1.80%   1.82 %     2.13%(C)
  Portfolio turnover(D)                                          33.02%   22.58%    6.08%     9.24%

                                                                                              SIX MONTHS       YEAR ENDED
                                                                    YEAR ENDED JUNE 30,         ENDED         DECEMBER 31,
BOND FUND                                                      ----------------------------    JUNE 30,    ------------------
CLASS A                                                          2002      2001      2000      1999(E)       1998      1997
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.59  $  10.08  $  10.34   $  10.78     $  10.59  $  10.27
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.66      0.63      0.62       0.34         0.61      0.63
  Net realized and unrealized gains (losses) from investments      0.28      0.51     (0.26)     (0.44)        0.21      0.32
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.94      1.14      0.36      (0.10)        0.82      0.95
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.68)    (0.63)    (0.62)     (0.34)       (0.63)    (0.63)
  Net realized gains (losses) on investments                      (0.03)       --        --         --           --        --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.71)    (0.63)    (0.62)     (0.34)       (0.63)    (0.63)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.82  $  10.59  $  10.08   $  10.34     $  10.78  $  10.59
------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              9.09%    11.58%     3.68%     (0.98%)(B)    7.92%     9.65%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $262,489  $170,715  $143,421   $180,058     $226,261  $125,515
  Ratio of expenses to average net assets                         0.85%     0.85%     0.85%      0.86%(C)     0.89%     0.86%
  Ratio of net investment income to average net assets            6.09%     6.15%     6.15%      6.39%(C)     5.85%     6.16%
  Ratio of expenses to average net assets*                        1.18%     1.18%     1.16%      0.97%(C)     0.89%     0.86%
  Portfolio turnover(D)                                          31.88%    20.58%    16.19%     10.89%       34.69%    17.60%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (E) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Bond Fund.

--------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS



                                                                                          SIX MONTHS
                                                                  YEAR ENDED JUNE 30,       ENDED      YEAR ENDED DECEMBER 31,
BOND FUND                                                      -------------------------   JUNE 30,    ----------------------
CLASS B                                                          2002     2001     2000    1999(A)       1998        1997
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.59  $ 10.08  $ 10.34   $  10.78    $ 10.59     $ 10.27
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.58     0.57     0.56       0.30       0.47        0.56
  Net realized and unrealized gains (losses) from investments     0.28     0.51    (0.26)     (0.44)      0.27        0.32
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.86     1.08     0.30      (0.14)      0.74        0.88
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.61)   (0.57)   (0.56)     (0.30)     (0.55)      (0.56)
  Net realized gains (losses) on investments                     (0.03)      --       --         --         --          --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.64)   (0.57)   (0.56)     (0.30)     (0.55)      (0.56)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.81  $ 10.59  $ 10.08   $  10.34    $ 10.78     $ 10.59
------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             8.34%   10.89%    3.01%    (1.35)%(C)   7.16%       8.91%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $76,031  $36,310  $18,808   $ 13,812    $ 9,074     $ 3,394
  Ratio of expenses to average net assets                        1.50%    1.50%    1.50%      1.57%(D)   1.64%       1.61%
  Ratio of net investment income to average net assets           5.41%    5.53%    5.52%      5.69%(D)   5.10%       5.41%
  Ratio of expenses to average net assets*                       1.83%    1.83%    1.81%      1.70%(D)   1.64%       1.61%
  Portfolio turnover(E)                                         31.88%   20.58%   16.19%     10.89%     34.69%      17.60%

                                                                                           MARCH 22,
                                                                  YEAR ENDED JUNE 30,       1999 TO
BOND FUND                                                      -------------------------   JUNE 30,
CLASS C                                                          2002     2001     2000     1999(B)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.64  $ 10.14  $ 10.38  $  10.59
-----------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.58     0.57     0.56      0.17
  Net realized and unrealized gains (losses) from investments     0.30     0.50    (0.24)    (0.21)
-----------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.88     1.07     0.32     (0.04)
-----------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.62)   (0.57)   (0.56)    (0.17)
  Net realized gains (losses) on investments                     (0.03)      --       --        --
-----------------------------------------------------------------------------------------------------
Total Distributions                                              (0.65)   (0.57)   (0.56)    (0.17)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.87  $ 10.64  $ 10.14  $  10.38
-----------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             8.33%   10.77%    3.19%   (0.35)%(C)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $63,168  $12,615  $ 2,118  $    455
  Ratio of expenses to average net assets                        1.50%    1.50%    1.50%     1.47%(D)
  Ratio of net investment income to average net assets           5.26%    5.64%    5.56%     5.66%(D)
  Ratio of expenses to average net assets*                       1.83%    1.85%    1.82%     1.69%(D)
  Portfolio turnover(E)                                         31.88%   20.58%   16.19%    10.89%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund. (B) Period from commencement of operations.
  (C) Not annualized. (D) Annualized. (E) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                        79

                                    [GRAPHIC]




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         ------------------


FINANCIAL HIGHLIGHTS


                                                                                          SIX MONTHS
                                                                  YEAR ENDED JUNE 30,       ENDED      YEAR ENDED DECEMBER 31,
INCOME BOND FUND                                               -------------------------   JUNE 30,    ----------------------
CLASS A                                                          2002     2001     2000    1999(A)       1998        1997
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  7.75  $  7.50  $  7.68   $  8.09     $  8.00     $  7.84
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.46     0.46     0.46      0.21        0.44        0.48
  Net realized and unrealized gains (losses) from investments     0.05     0.26    (0.18)    (0.34)       0.14        0.17
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.51     0.72     0.28     (0.13)       0.58        0.65
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.45)   (0.47)   (0.46)    (0.22)      (0.44)      (0.47)
  Net realized gains (losses)                                       --       --       --     (0.06)      (0.05)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.45)   (0.47)   (0.46)    (0.28)      (0.49)      (0.49)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.81  $  7.75  $  7.50   $  7.68     $  8.09     $  8.00
------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             6.76%    9.87%    3.80%    (1.62%)(B)   7.44%       8.58%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $57,173  $59,303  $28,677   $31,603     $15,785     $ 7,832
  Ratio of expenses to average net assets                        0.89%    0.89%    0.88%     0.87%(C)    0.90%       0.87%
  Ratio of net investment income to average net assets           5.86%    6.18%    6.11%     5.37%(C)    5.57%       5.83%
  Ratio of expenses to average net assets*                       1.16%    1.16%    1.16%     1.16%(C)    0.90%       0.87%
  Portfolio turnover(D)                                         22.96%   18.18%   25.10%    20.55%      41.69%      38.70%

                                                                                          SIX MONTHS
                                                                  YEAR ENDED JUNE 30,       ENDED      YEAR ENDED DECEMBER 31,
INCOME BOND FUND                                               -------------------------   JUNE 30,    ----------------------
CLASS B                                                          2002     2001     2000    1999(A)       1998        1997
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  7.78  $  7.53  $  7.71   $  8.13     $  8.00     $  7.85
------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.41     0.42     0.41      0.18        0.39        0.42
  Net realized and unrealized gains (losses) from investments     0.05     0.25    (0.18)    (0.34)       0.14        0.17
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.46     0.67     0.23     (0.16)       0.53        0.59
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.40)   (0.42)   (0.41)    (0.20)      (0.35)      (0.42)
  Net realized gains (losses)                                       --       --       --     (0.06)      (0.05)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.40)   (0.42)   (0.41)    (0.26)      (0.40)      (0.44)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.84  $  7.78  $  7.53   $  7.71     $  8.13     $  8.00
------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             6.06%    9.12%    3.11%    (2.07%)(B)   6.74%       7.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $13,203  $13,597  $13,036   $16,309     $   638     $   533
  Ratio of expenses to average net assets                        1.54%    1.54%    1.52%     1.52%(C)    1.65%       1.62%
  Ratio of net investment income to average net assets           5.21%    5.51%    5.42%     5.05%(C)    4.80%       5.08%
  Ratio of expenses to average net assets*                       1.81%    1.80%    1.81%     2.01%(C)    1.65%       1.62%
  Portfolio turnover(D)                                         22.96%   18.18%   25.10%    20.55%      41.69%      38.70%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Multi Sector Bond Fund. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                      80

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS


                                                                  YEAR ENDED      MAY 30,
                                                                   JUNE 30,       2000 TO
INCOME BOND FUND                                               ----------------   JUNE 30,
CLASS C                                                          2002     2001    2000(A)
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  7.78  $  7.54  $  7.40
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.40     0.43     0.04
  Net realized and unrealized gains (losses) from investments     0.07     0.24     0.14
-------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.47     0.67     0.18
-------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.41)   (0.43)   (0.04)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.84  $  7.78  $  7.54
-------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             6.10%    9.03%    2.37%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $ 1,549  $   864  $   128
  Ratio of expenses to average net assets                        1.54%    1.53%    1.51%(C)
  Ratio of net investment income to average net assets           5.16%    5.57%    5.90%(C)
  Ratio of expenses to average net assets*                       1.81%    1.81%    1.77%(C)
  Portfolio turnover(D)                                         22.96%   18.18%   25.10%

                                                                          AUGUST 18,
                                                               YEAR ENDED  2000 TO
MORTGAGE-BACKED SECURITIES FUND                                 JUNE 30,   JUNE 30,
CLASS A                                                           2002     2000(A)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.47    $ 10.00
-------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.61       0.59
  Net realized and unrealized gains (losses) from investments      0.55       0.47
-------------------------------------------------------------------------------------
Total from Investment Activities                                   1.16       1.06
-------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.62)     (0.59)
  Net realized gains (losses)                                     (0.01)        --
-------------------------------------------------------------------------------------
Total Distributions                                               (0.63)     (0.59)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 11.00    $ 10.47
-------------------------------------------------------------------------------------
Total Return                                                     11.44%     10.87%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                             $ 1,344    $     9
  Ratio of expenses to average net assets                         0.65%      0.63%(C)
  Ratio of net investment income to average net assets            6.19%      7.39%(C)
  Ratio of expenses to average net assets*                        0.91%      0.83%(C)
  Portfolio turnover(D)                                          29.77%     12.71%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                        81

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS



                                                                                       YEAR ENDED JUNE 30,
GOVERNMENT BOND FUND                                                       -------------------------------------------
CLASS A                                                                      2002     2001     2000     1999     1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  9.93  $  9.55  $  9.73  $ 10.11  $  9.69
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                       0.55     0.58     0.57     0.56     0.58
  Net realized and unrealized gains (losses) from investments and futures     0.33     0.38    (0.18)   (0.38)    0.42
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                              0.88     0.96     0.39     0.18     1.00
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                      (0.55)   (0.58)   (0.57)   (0.56)   (0.58)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 10.26  $  9.93  $  9.55  $  9.73  $ 10.11
-----------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                         9.01%   10.23%    4.17%    1.69%   10.54%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                        $74,166  $52,782  $43,935  $42,819  $31,548
  Ratio of expenses to average net assets                                    0.87%    0.87%    0.87%    0.87%    0.87%
  Ratio of net investment income to average net assets                       5.37%    5.87%    5.93%    5.52%    5.80%
  Ratio of expenses to average net assets*                                   1.03%    1.02%    1.01%    1.00%    1.02%
  Portfolio turnover(A)                                                     23.51%   12.63%   25.30%   80.86%   91.49%

                                                                                       YEAR ENDED JUNE 30,
GOVERNMENT BOND FUND                                                       -------------------------------------------
CLASS B                                                                      2002     2001     2000     1999     1998
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  9.93  $  9.55  $  9.74  $ 10.11  $  9.69
-----------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                       0.47     0.51     0.51     0.49     0.52
  Net realized and unrealized gains (losses) from investments and futures     0.34     0.38    (0.19)   (0.37)    0.42
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                              0.81     0.89     0.32     0.12     0.94
-----------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                      (0.48)   (0.51)   (0.51)   (0.49)   (0.52)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 10.26  $  9.93  $  9.55  $  9.74  $ 10.11
-----------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                         8.24%    9.53%    3.39%    1.14%    9.86%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                        $84,354  $55,569  $43,077  $53,384  $20,922
  Ratio of expenses to average net assets                                    1.52%    1.52%    1.52%    1.52%    1.52%
  Ratio of net investment income to average net assets                       4.71%    5.21%    5.30%    4.86%    5.14%
  Ratio of expenses to average net assets*                                   1.68%    1.67%    1.66%    1.65%    1.67%
  Portfolio turnover(A)                                                     23.51%   12.63%   25.30%   80.86%   91.49%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnout is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                      82

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS


                                                                                                       MARCH 22,
                                                                              YEAR ENDED JUNE 30,       1999 TO
GOVERNMENT BOND FUND                                                       -------------------------   JUNE 30,
CLASS C                                                                      2002     2001     2000     1999(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $  9.93  $  9.55  $  9.74  $  10.03
-----------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                       0.47     0.52     0.51      0.14
  Net realized and unrealized gains (losses) from investments and futures     0.34     0.38    (0.19)    (0.29)
-----------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                              0.81     0.90     0.32     (0.15)
-----------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                      (0.49)   (0.52)   (0.51)    (0.14)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 10.25  $  9.93  $  9.55  $   9.74
-----------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                         8.26%    9.55%    3.39%   (1.54)%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                                        $31,467  $ 9,820  $ 3,130  $  1,102
  Ratio of expenses to average net assets                                    1.52%    1.52%    1.52%     1.52%(C)
  Ratio of net investment income to average net assets                       4.67%    5.22%    5.36%     5.06%(C)
  Ratio of expenses to average net assets*                                   1.67%    1.67%    1.66%     1.65%(C)
  Portfolio turnover(D)                                                     23.51%   12.63%   25.30%    80.86%

                                                                            YEAR ENDED JUNE 30,
TREASURY & AGENCY FUND                                         --------------------------------------------
CLASS A                                                          2002      2001     2000     1999     1998
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  10.04  $  9.65  $  9.81  $ 10.09  $  9.98
------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                            0.44     0.55     0.55     0.54     0.63
  Net realized and unrealized gains (losses) from investments      0.29     0.39    (0.14)   (0.21)    0.16
------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                   0.73     0.94     0.41     0.33     0.79
------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                           (0.44)   (0.55)   (0.55)   (0.54)   (0.63)
  Net realized gains                                                 --       --    (0.02)   (0.07)   (0.05)
------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.44)   (0.55)   (0.57)   (0.61)   (0.68)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.33  $ 10.04  $  9.65  $  9.81  $ 10.09
------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                              7.39%    9.93%    4.27%    3.30%    8.10%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $124,058  $66,320  $39,655  $72,941  $35,213
  Ratio of expenses to average net assets                         0.65%    0.65%    0.63%    0.60%    0.58%
  Ratio of net investment income to average net assets            4.31%    5.49%    5.62%    5.30%    5.87%
  Ratio of expenses to average net assets*                        0.95%    0.95%    0.99%    1.00%    0.98%
  Portfolio turnover(D)                                          41.45%   48.21%   30.02%   76.73%   41.60%

*During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                        83

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS



                                                                           YEAR ENDED JUNE 30,
TREASURY & AGENCY FUND                                         -------------------------------------------
CLASS B                                                          2002     2001     2000     1999     1998
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.03  $  9.64  $  9.81  $ 10.08  $  9.99
-----------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.39     0.50     0.50     0.49     0.58
  Net realized and unrealized gains (losses) from investments     0.29     0.39    (0.15)   (0.20)    0.14
-----------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  0.68     0.89     0.35     0.29     0.72
-----------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.39)   (0.50)   (0.50)   (0.49)   (0.58)
  Net realized gains                                                --       --    (0.02)   (0.07)   (0.05)
-----------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.39)   (0.50)   (0.52)   (0.56)   (0.63)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 10.32  $ 10.03  $  9.64  $  9.81  $ 10.08
-----------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             6.89%    9.39%    3.65%    2.89%    7.33%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $65,913  $59,626  $54,322  $69,825  $12,483
  Ratio of expenses to average net assets                        1.15%    1.15%    1.13%    1.10%    1.08%
  Ratio of net investment income to average net assets           3.84%    5.02%    5.14%    4.79%    5.39%
  Ratio of expenses to average net assets*                       1.60%    1.60%    1.64%    1.64%    1.63%
  Portfolio turnover(A)                                         41.45%   48.21%   30.02%   76.73%   41.60%

                                                                                           NOVEMBER 13,
                                                                   YEAR ENDED JUNE 30,       1998 TO
HIGH YIELD BOND FUND                                           --------------------------    JUNE 30,
CLASS A                                                          2002     2001     2000      1999(B)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.19  $  8.89  $   9.86    $ 10.00
-------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.70     0.84      0.87       0.49
  Net realized and unrealized gains (losses) from investments    (0.89)   (0.70)    (0.97)     (0.14)
-------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.19)    0.14     (0.10)      0.35
-------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.70)   (0.84)    (0.87)     (0.49)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.30  $  8.19  $   8.89    $  9.86
-------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             (2.60)   1.63%   (1.00)%      3.53%(C)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $32,756  $16,587  $  9,860    $11,405
  Ratio of expenses to average net assets                        1.15%    1.14%     1.13%      1.13%(D)
  Ratio of net investment income to average net assets           8.91%    9.95%     9.28%      8.46%(D)
  Ratio of expenses to average net assets*                       1.37%    1.36%     1.38%      1.43%(D)
  Portfolio turnover(A)                                         34.02%   29.98%    35.14%     28.02%

*During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (B) Period from commencement of operations. (C) Not annualized. (D) Annualized.

--------------------------------------------------------------------------------
                                      84

                                    [GRAPHIC]




         ONE GROUP(R)

         ------------------


FINANCIAL HIGHLIGHTS



                                                                                          NOVEMBER 13,
                                                                  YEAR ENDED JUNE 30,       1998 TO
HIGH YIELD BOND FUND                                           -------------------------    JUNE 30,
CLASS B                                                          2002     2001     2000     1999(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.21  $  8.91  $  9.88    $ 10.00
------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.65     0.79     0.81       0.45
  Net realized and unrealized gains (losses) from investments    (0.89)   (0.70)   (0.97)     (0.12)
------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.24)    0.09    (0.16)      0.33
------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.65)   (0.79)   (0.81)     (0.45)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.32  $  8.21  $  8.91    $  9.88
------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                             3.34%    1.01%   (1.64%)     3.30%(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $11,572  $ 8,579  $ 6,565    $ 3,748
  Ratio of expenses to average net assets                        1.80%    1.79%    1.77%      1.77%(C)
  Ratio of net investment income to average net assets           8.32%    9.27%    8.66%      7.69%(C)
  Ratio of expenses to average net assets*                       2.02%    2.01%    2.02%      2.06%(C)
  Portfolio turnover(D)                                         34.02%   29.98%   35.14%     28.02%

                                                                                           MARCH 22,
                                                                  YEAR ENDED JUNE 30,       1999 TO
HIGH YIELD BOND FUND                                           -------------------------   JUNE 30,
CLASS C                                                          2002     2001     2000     1999(A)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.21  $  8.90  $  9.87   $ 10.14
------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                           0.64     0.79     0.81      0.22
  Net realized and unrealized gains (losses) from investments    (0.88)   (0.69)   (0.97)    (0.27)
------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 (0.24)    0.10    (0.16)    (0.05)
------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                          (0.65)   (0.79)   (0.81)    (0.22)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.32  $  8.21  $  8.90   $  9.87
------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            (3.33%)   1.11%   (1.66%)   (0.56%)(B)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)                            $12,629  $ 5,211  $ 2,121   $     9
  Ratio of expenses to average net assets                        1.80%    1.79%    1.78%     1.76%(C)
  Ratio of net investment income to average net assets           8.25%    9.29%    8.82%     7.84%(C)
  Ratio of expenses to average net assets*                       2.02%    2.01%    2.03%     2.08%(C)
  Portfolio turnover(D)                                         34.02%   29.98%   35.14%    28.02%

*During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Not annualized. (C) Annualized. (D) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

--------------------------------------------------------------------------------
                                        85

         ONE GROUP(R)

         ------------------

                                    [GRAPHIC]





Appendix A

--------------------------------------------------------------------------------
Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

Following the table is a more complete discussion of risk.

------------------------------------------------

                                                FUND NAME FUND CODE
             ------------------------------------------------------
                      One Groups(R) Ultra Short-Term Bond     1
             ------------------------------------------------------
                        One Group(R) Short-Term Bond Fund     2
             ------------------------------------------------------
                      One Group(R) Intermediate Bond Fund     3
             ------------------------------------------------------
                                   One Group(R) Bond Fund     4
             ------------------------------------------------------
                            One Group(R) Income Bond Fund     5
             ------------------------------------------------------
                        One Group(R) Government Bond Fund     6
             ------------------------------------------------------
                      One Group(R) Treasury & Agency Fund     7
             ------------------------------------------------------
                        One Group(R) High Yield Bond Fund     8
             ------------------------------------------------------
             One Group(R) Mortgage-Backed Securities Fund     9
             ------------------------------------------------------

                                                     Fund Risk
            Instrument                               Code Type
            -------------------------------------------------------

            U.S. Treasury Obligations: Bills,        1-9  Market
            notes, bonds, STRIPS and CUBES.
            -------------------------------------------------------

            Treasury Receipts: TRs, TIGRs and CATS.  1-5, Market
                                                     8, 9
            -------------------------------------------------------

            U.S. Government Agency Securities:       1-9  Market
            Securities issued by agencies and             Credit
            instrumentalities of the U.S.
            government. These include all types of
            securities issued by Ginnie Mae, Fannie
            Mae and Freddie Mac including funding
            notes and subordinated benchmark notes.
            -------------------------------------------------------

            Certificates of Deposit: Negotiable      1-5, Market
            instruments with a stated maturity.      8, 9 Credit
                                                          Liquidity
            -------------------------------------------------------

            Time Deposits: Non-negotiable receipts   1-5, Liquidity
            issued by a bank in exchange for the     8, 9 Credit
            deposit of funds.                             Market
            -------------------------------------------------------

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                                      86

                                                     Fund Risk
            Instrument                               Code Type
            --------------------------------------------------------

            Repurchase Agreements: The purchase of   1-9  Credit
            a security and the simultaneous               Market
            commitment to return the security to          Liquidity
            the seller at an agreed upon price on
            an agreed upon date. This is treated as
            a loan.
            --------------------------------------------------------

            Reverse Repurchase Agreements: The sale  1-9  Market
            of a security and the simultaneous            Leverage
            commitment to buy the security back at
            an agreed upon price on an agreed upon
            date. This is treated as a borrowing by
            a Fund.
            --------------------------------------------------------

            Securities Lending: The lending of up    1-9  Credit
            to 33 1/3% of the Fund's total assets.        Market
            In return, the Fund will receive cash,        Leverage
            other securities, and/or letters of
            credit as collateral.
            --------------------------------------------------------

            When-Issued Securities and Forward       1-9  Market
            Commitments: Purchase or contract to          Leverage
            purchase securities at a fixed price          Liquidity
            for delivery at a future date.                Credit
            --------------------------------------------------------

            Investment Company Securities: Shares    1-9  Market
            of other mutual funds, including One
            Group money market funds and shares of
            other money market mutual funds for
            which Banc One Investment Advisors or
            its affiliates serve as investment
            advisor or administrator. The Treasury
            & Agency Fund and the Government Bond
            Fund will only purchase shares of
            investment companies which invest
            exclusively in U.S. Treasury and other
            U.S. agency obligations. Banc One
            Investment Advisors will waive certain
            fees when investing in funds for which
            it serves as investment advisor to the
            extent required by law.
            --------------------------------------------------------

            Convertible Securities: Bonds or         1,   Market
            preferred stock that convert to common   3-5, Credit
            stock.                                   8, 9
            --------------------------------------------------------

            Call and Put Options: A call option      1-6, Management
            gives the buyer the right to buy, and    8, 9 Liquidity
            obligates the seller of the option to         Credit
            sell, a security at a specified price         Market
            at a future date. A put option gives          Leverage
            the buyer the right to sell, and
            obligates the seller of the option to
            buy, a security at a specified price at
            a future date. The Funds will sell only
            covered call and secured put options.
            --------------------------------------------------------

            Futures and Related Options: A contract  1-6, Management
            providing for the future sale and        8, 9 Market
            purchase of a specified amount of a           Credit
            specified security, class of                  Liquidity
            securities, or an index at a specified        Leverage
            time in the future and at a specified
            price.
            --------------------------------------------------------

            Real Estate Investment Trusts            2-5, Liquidity
            ("REITs"): Pooled investment vehicles    8, 9 Management
            that invest primarily in income               Market
            producing real estate or real estate          Regulatory
            related loans or interest.                    Tax
                                                          Prepayment
            --------------------------------------------------------

--------------------------------------------------------------------------------
                                        87

                                                       Fund Risk
         Instrument                                    Code Type
         -------------------------------------------------------------

         Bankers' Acceptances: Bills of exchange or    1-5, Credit
         time drafts drawn on and accepted by a        8, 9 Liquidity
         commercial bank. Maturities are generally          Market
         six months or less.
         -------------------------------------------------------------

         Commercial Paper: Secured and unsecured       1-5, Credit
         short-term promissory notes issued by         8, 9 Liquidity
         corporations and other entities. Maturities        Market
         generally vary from a few days to nine
         months.
         -------------------------------------------------------------

         Foreign Securities: Securities issued by      1-5, Market
         foreign companies, as well as commercial      8, 9 Political
         paper of foreign issuers and obligations of        Liquidity
         foreign banks, overseas branches of U.S.           Foreign
         banks and supranational entities.                  Investment
         -------------------------------------------------------------

         Restricted Securities: Securities not         1-5, Liquidity
         registered under the Securities Act of 1933,  8, 9 Market
         such as privately placed commercial paper
         and Rule 144A securities.
         -------------------------------------------------------------

         Variable and Floating Rate Instruments:       1-9  Credit
         Obligations with interest rates which are          Liquidity
         reset daily, weekly, quarterly or some other       Market
         period and which may be payable to the Fund
         on demand.
         -------------------------------------------------------------

         Warrants: Securities, typically issued with   5, 8 Market
         preferred stock or bonds, that give the            Credit
         holder the right to buy a proportionate
         amount of common stock at a specified price.
         -------------------------------------------------------------

         Preferred Stock: A class of stock that        2-5, Market
         generally pays a dividend at a specified      8, 9
         rate and has preference over common stock in
         the payment of dividends and in liquidation.
         -------------------------------------------------------------

         Mortgage-Backed Securities: Debt obligations  1-9  Prepayment
         secured by real estate loans and pools of          Market
         loans. These include collateralized mortgage       Credit
         obligations ("CMOs") and Real Estate               Regulatory
         Mortgage Investment Conduits ("REMICs").
         -------------------------------------------------------------

         Corporate Debt Securities: Corporate bonds    1-5, Market
         and non-convertible debt securities.          8, 9 Credit
         -------------------------------------------------------------

         Demand Features: Securities that are subject  1-5, Market
         to puts and standby commitments to purchase   8, 9 Liquidity
         the securities at a fixed price (usually           Management
         with accrued interest) within a fixed period
         of time following demand by a Fund.
         -------------------------------------------------------------

         Asset-Backed Securities: Securities secured   1-5, Prepayment
         by company receivables, home equity loans,    8, 9 Market
         truck and auto loans, leases, credit card          Credit
         receivables and other securities backed by         Regulatory
         other types of receivables or other assets.
         -------------------------------------------------------------

--------------------------------------------------------------------------------
                                      88

                                                       Fund Risk
         Instrument                                    Code Type
         -------------------------------------------------------------

         Mortgage Dollar Rolls: A transaction in       1-9  Prepayment
         which a Fund sells securities for delivery         Market
         in a current month and simultaneously              Regulatory
         contracts with the same party to repurchase
         similar but not identical securities on a
         specified future date.
         -------------------------------------------------------------

         Adjustable Rate Mortgage Loans ("ARMs"):      1-9  Prepayment
         Loans in a mortgage pool that provide for a        Market
         fixed initial mortgage interest rate for a         Credit
         specified period of time, after which the          Regulatory
         rate may be subject to periodic adjustments.
         -------------------------------------------------------------

         Swaps, Caps and Floors: A Fund may enter      1-6, Management
         into these transactions to manage its         8, 9 Credit
         exposure to changing interest rates and            Liquidity
         other factors. Swaps involve an exchange of        Market
         obligations by two parties. Caps and floors
         entitle a purchaser to a principal amount
         from the seller of the cap or floor to the
         extent that a specified index exceeds or
         falls below a predetermined interest rate or
         amount.
         -------------------------------------------------------------

         New Financial Products: New options and       1-6, Management
         futures contracts and other financial         8, 9 Credit
         products continue to be developed and the          Market
         Funds may invest in such options, contracts        Liquidity
         and products.
         -------------------------------------------------------------

         Structured Instruments: Debt securities       1-9  Market
         issued by agencies and instrumentalities of        Liquidity
         the U.S. government, banks, municipalities,        Management
         corporations and other businesses whose            Credit
         interest and/or principal payments are             Foreign
         indexed to foreign currency exchange rates,        Investment
         interest rates, or one or more other
         referenced indices.
         -------------------------------------------------------------

         Municipal Bonds: Securities issued by a       1-5, Market
         state or political subdivision to obtain      8, 9 Credit
         funds for various public purposes. Municipal       Political
         bonds include private activity bonds and           Tax
         industrial development bonds, as well as           Regulatory
         General Obligation Notes, Tax Anticipation
         Notes, Bond Anticipation Notes, Revenue
         Anticipation Notes, Project Notes, other
         short-term tax-exempt obligations, municipal
         leases, obligations of municipal housing
         authorities and single family revenue bonds.
         -------------------------------------------------------------

         Zero Coupon Debt Securities: Bonds and other  1-9  Market
         debt that pay no interest, but are issued at       Zero
         a discount from their value at maturity.           Coupon
         When held to maturity, their entire return
         equals the difference between their issue
         price and their maturity value.
         -------------------------------------------------------------

         Zero-Fixed-Coupon Debt Securities: Zero       1-9  Credit
         coupon debt securities that convert on a           Market
         specified date to interest bearing debt            Zero
         securities.                                        Coupon
         -------------------------------------------------------------

--------------------------------------------------------------------------------
                                        89

                                                       Fund Risk
         Instrument                                    Code Type
         -------------------------------------------------------------

         Stripped Mortgage-Backed Securities:          1-6, Prepayment
         Derivative multi-class mortgage securities    8, 9 Market
         usually structured with two classes of             Credit
         shares that receive different proportions of       Regulatory
         the interest and principal from a pool of
         mortgage-backed obligations. These include
         IOs and POs.
         -------------------------------------------------------------

         Inverse Floating Rate Instruments: Leveraged  1-6, Market
         variable rate debt instruments with interest  8, 9 Leverage
         rates that reset in the opposite direction         Credit
         from the market rate of interest to which
         the inverse floater is indexed.
         -------------------------------------------------------------

         Loan Participations and Assignments:          1-5, Credit
         Participations in, or assignments of all or   8, 9 Political
         a portion of loans to corporations or to           Liquidity
         governments, including governments of less         Foreign
         developed countries ("LDCs").                      Investment
                                                            Market
         -------------------------------------------------------------

         Fixed Rate Mortgage Loans: Investments in     1-9  Credit
         fixed rate mortgage loans or mortgage pools        Prepayment
         which bear simple interest at fixed annual         Regulatory
         rates and have short-to-long-term final            Market
         maturities.
         -------------------------------------------------------------

         Short-Term Funding Agreements: Funding        1-5, Credit
         agreements issued by banks and highly rated   8, 9 Liquidity
         U.S. insurance companies such as Guaranteed        Market
         Investment Contracts ("GICs") and Bank
         Investment Contracts ("BICs").
         -------------------------------------------------------------

         Common Stock: Shares of ownership of a        8    Market
         company.
         -------------------------------------------------------------

--------------------------------------------------------------------------------

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect

--------------------------------------------------------------------------------
                                      90
   matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgages and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e.,

--------------------------------------------------------------------------------
                                        91
  premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

.. Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

--------------------------------------------------------------------------------
                                      92

--------------------------------------------------------------------------------
If you want more information about the Funds, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Funds by calling 1-800-480-4111, or by writing the Funds at:

ONE GROUP(R) MUTUAL FUNDS
1111 POLARIS PARKWAY
COLUMBUS, OHIO 43271-1235

   OR VISITING

WWW.ONEGROUP.COM

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)

TOG-F-122 (UPDATED 4/03)
[LOGO] ONE GROUP/R/
Mutual Funds